                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2020

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               Table of Contents

                         Year ended December 31, 2020

                                                                            PAGE
                                                                            -----
Report of Independent Registered Public Accounting Firm....................   F-3

Statements of Assets and Liabilities.......................................   F-8

Statements of Operations...................................................  F-14

Statements of Changes in Net Assets........................................  F-20

Notes to Financial Statements..............................................  F-35

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Genworth Life and Annuity Insurance Company and Contract Owners of Genworth Life & Annuity VA Separate Account 4:

Opinion on the Financial Statements

   We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 4 (the Separate Account), as of December 31, 2020, the related statements of operations for the year or period then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 1996.

Richmond, Virginia
April 20, 2021

                                   APPENDIX

   Statement of assets and liabilities as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Cap Fund, Inc.
   AB Small Cap Growth Portfolio -- Class A
AB Trust
   AB International Value Fund -- Class A
AIM Counselor Series Trust (Invesco Counselor Series Trust)
   Invesco Capital Appreciation Fund -- Class A (1)
AIM Equity Funds (Invesco Equity Funds)
   Invesco Charter Fund -- Class A
   Invesco Main Street Fund(R) -- Class A (1)
AIM Growth Series (Invesco Growth Series)
   Invesco Main Street Mid Cap Fund(R) -- Class A (1)
AIM International Mutual Funds (Invesco International Mutual Funds)
   Invesco Global Fund -- Class A (1)
AIM Sector Funds (Invesco Sector Funds)
   Invesco Comstock Fund -- Class A
Allianz Funds
   AllianzGI International Value Fund -- Class A (1)
   AllianzGI Large-Cap Value Fund -- Class A (1)
American Century Capital Portfolios, Inc.
   American Century Equity Income Fund -- A Class
American Century Government Income Trust
   American Century Inflation -- Adjusted Bond Fund -- Advisor Class BlackRock Basic Value Fund, Inc.
   BlackRock Basic Value Fund -- Investor A
BlackRock Global Allocation Fund, Inc.
   BlackRock Global Allocation Fund -- Investor A
Calamos Investment Trust
   Calamos Growth Fund -- Class A
Cohen & Steers Global Realty Shares, Inc.
   Cohen & Steers Global Realty Shares -- Class A
Columbia Acorn Trust
   Columbia Acorn Fund -- Class A
Columbia Funds Series Trust
   Columbia Large Cap Growth Opportunity Fund -- Class A (1)
   Columbia Select Mid Cap Value Fund -- Class A
Davis New York Venture Fund, Inc.
   Davis New York Venture Fund -- Class A
Eaton Vance Mutual Funds Trust
   Eaton Vance Floating-Rate Fund -- Class A
Eaton Vance Special Investment Trust
   Eaton Vance Large-Cap Value Fund -- Class A
Federated Hermes Equity Funds
   Federated Hermes Kaufmann Fund -- Class A (1)
Fidelity Advisor Series I
   Fidelity Advisor Balanced Fund -- Class A
   Fidelity Advisor Equity Growth Fund -- Class A
   Fidelity Advisor Leveraged Company Stock Fund -- Class A
Fidelity Advisor Series II
   Fidelity Advisor Mid Cap II Fund -- Class A

Fidelity Contrafund
   Fidelity Advisor New Insights Fund -- Class A
Franklin Fund Allocator Series
   Franklin Founding Funds Allocation Fund -- Class A Franklin Value Investors Trust
   Franklin Small Cap Value Fund -- Class A
Highland Funds II
   Highland Total Return Fund
JPMorgan Trust II
   JPMorgan Core Bond Fund -- Class A
   JPMorgan Investor Growth & Income Fund -- Class A
Janus Investment Fund
   Janus Henderson Forty Fund -- Class A
Legg Mason Global Asset Management Trust
   ClearBridge Value Trust -- Class FI
Legg Mason Partners Variable Equity Trust
   ClearBridge Aggressive Growth Fund -- Class FI
Lord Abbett Affiliated Fund, Inc.
   Lord Abbett Affiliated Fund -- Class A
Lord Abbett Bond-Debenture Fund, Inc.
   Lord Abbett Bond-Debenture Fund -- Class A
Lord Abbett Mid Cap Stock Fund, Inc.
   Lord Abbett Mid Cap Stock Fund -- Class A
PIMCO Funds
   PIMCO High Yield Fund -- Class A
   PIMCO Long-Term U.S. Government Fund -- Class A
   PIMCO Low Duration Fund -- Class A
   PIMCO Total Return Fund -- Class A
Prudential Investment Portfolios 18
   PGIM Jennison 20/20 Focus Fund -- Class A
Prudential Jennison Natural Resources Fund, Inc.
   PGIM Jennison Natural Resources Fund, Inc. -- Class A
Putnam Investment Funds
   Putnam International Capital Opportunities Fund -- Class A
T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Capital Appreciation Fund -- Advisor Class
T. Rowe Price Equity Income Fund
   T. Rowe Price Equity Income Fund -- Advisor Class
T. Rowe Price Growth Stock Fund, Inc.
   T. Rowe Price Growth Stock Fund -- Advisor Class
The AB Portfolios
   AB All Market Total Return Portfolio -- Class A
   AB Wealth Appreciation Strategy -- Class A
Thornburg Investment Trust
   Thornburg International Value Fund -- Class A
   Thornburg Small/Mid Cap Growth Fund -- Class A (1)
Wells Fargo Funds Trust
   Wells Fargo Classic Value Fund -- Class A (2)
   Wells Fargo Disciplined U.S. Core Fund -- Class A
   Wells Fargo Treasury Plus Money Market Fund -- Class A

   Statement of assets and liabilities as of December 31, 2020, the related statements of operations and changes in net assets for the period from August 7, 2020 (inception) to December 31, 2020.

Columbia Acorn Trust
   Columbia Acorn International Select -- Class A

   Statement of assets and liabilities as of December 31, 2020, the related statements of operations for the period from January 1, 2020 to August 7, 2020 (liquidation date) and changes in net assets for the period from January 1, 2019 to August 7, 2020 (liquidation date).

Columbia Funds Series Trust
   Columbia Select International Equity Fund -- Class A

(1)See Note 1 to the financial statements for the former name of the subaccount.
(2)Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2019 through December
   31, 2020.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                     Statements of Assets and Liabilities

                               December 31, 2020


                                                                    AIM COUNSELOR
                                                                    SERIES TRUST
                                                                      (INVESCO
                                         AB CAP FUND,                 COUNSELOR    AIM EQUITY FUNDS
                                             INC.       AB TRUST    SERIES TRUST) (INVESCO EQUITY FUNDS)
                                         ------------ ------------- ------------- ----------------------
                                              AB                       INVESCO
                                          SMALL CAP        AB          CAPITAL    INVESCO     INVESCO
                                            GROWTH    INTERNATIONAL APPRECIATION  CHARTER   MAIN STREET
                                         PORTFOLIO -- VALUE FUND --    FUND --    FUND --   FUND(R) --
                                           CLASS A       CLASS A       CLASS A    CLASS A     CLASS A
--------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)          $445,389      $112,697           $-- $23,952      $456,921
Dividend receivable                                --            --            --      --            --
Receivable for units sold                          --            --            --      --            --
TOTAL ASSETS                                  445,389       112,697            --  23,952       456,921

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                          20             5            --       1            19
Payable for units withdrawn                         2             2            --       1            --
TOTAL LIABILITIES                                  22             7            --       2            19

NET ASSETS                                   $445,367      $112,690           $-- $23,950      $456,902
Investments in securities at cost            $349,248      $102,169           $-- $22,841      $378,911
Shares outstanding                              5,990         8,480            --   1,356         8,566

                                                         BLACKROCK
                                            BLACKROCK      GLOBAL      CALAMOS     COHEN & STEERS
                                           BASIC VALUE   ALLOCATION   INVESTMENT   GLOBAL REALTY     COLUMBIA
                                           FUND, INC.    FUND, INC.     TRUST       SHARES, INC.   ACORN TRUST
                                         --------------- ---------- -------------- -------------- --------------
                                                         BLACKROCK
                                                           GLOBAL                  COHEN & STEERS
                                         BLACKROCK BASIC ALLOCATION    CALAMOS     GLOBAL REALTY  COLUMBIA ACORN
                                          VALUE FUND --   FUND --   GROWTH FUND --   SHARES --       FUND --
                                           INVESTOR A    INVESTOR A    CLASS A        CLASS A        CLASS A
----------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)             $558,984 $3,596,919       $204,518       $373,526       $280,551
Dividend receivable                                   --         --             --             --             --
Receivable for units sold                             --         --             --             --             --
TOTAL ASSETS                                     558,984  3,596,919        204,518        373,526        280,551

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                             24        150              9             16             11
Payable for units withdrawn                          613      4,275             --              1            135
TOTAL LIABILITIES                                    637      4,425              9             17            146

NET ASSETS                                      $558,347 $3,592,494       $204,509       $373,509       $280,405
Investments in securities at cost               $654,652 $2,979,165       $188,435       $332,132       $318,077
Shares outstanding                                30,037    167,065          5,496          6,907         22,108

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020

                     AIM
                INTERNATIONAL
                 MUTUAL FUNDS                                                                      AMERICAN
  AIM GROWTH       (INVESCO       AIM SECTOR                                      AMERICAN         CENTURY
SERIES (INVESCO INTERNATIONAL   FUNDS (INVESCO                                CENTURY CAPITAL     GOVERNMENT
GROWTH SERIES)  MUTUAL FUNDS)   SECTOR FUNDS)           ALLIANZ FUNDS         PORTFOLIOS, INC.   INCOME TRUST
---------------------------------------------------------------------------------------------------------------
                                                                                               AMERICAN CENTURY
 INVESCO MAIN                                     ALLIANZGI      ALLIANZGI                       INFLATION --
STREET MID CAP  INVESCO GLOBAL INVESCO COMSTOCK INTERNATIONAL LARGE-CAP VALUE AMERICAN CENTURY     ADJUSTED
  FUND(R) --       FUND --         FUND --      VALUE FUND --     FUND --      EQUITY INCOME     BOND FUND --
    CLASS A        CLASS A         CLASS A         CLASS A        CLASS A     FUND -- A CLASS   ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------

       $315,417     $1,534,902         $583,447      $355,105      $1,202,464         $403,044         $269,778
             --             --               --            --              --               --               --
             --             --               --            --              --               --               --
        315,417      1,534,902          583,447       355,105       1,202,464          403,044          269,778

             13             67               23            14              47               16               11
            231             92                1             2               4                2                4
            244            159               24            16              51               18               15

       $315,173     $1,534,743         $583,423      $355,089      $1,202,413         $403,026         $269,763
       $269,503       $994,244         $489,148      $312,025      $1,055,277         $373,899         $251,478
         11,461         13,279           24,060        17,196          41,536           44,683           21,377

                                                                                              EATON VANCE
COLUMBIA ACORN                                                DAVIS NEW YORK   EATON VANCE      SPECIAL
    TRUST                                                      VENTURE FUND,  MUTUAL FUNDS    INVESTMENT
 (CONTINUED)            COLUMBIA FUNDS SERIES TRUST                INC.           TRUST          TRUST
-----------------------------------------------------------------------------------------------------------
               COLUMBIA LARGE
COLUMBIA ACORN   CAP GROWTH   COLUMBIA SELECT COLUMBIA SELECT                  EATON VANCE    EATON VANCE
INTERNATIONAL   OPPORTUNITY    INTERNATIONAL   MID CAP VALUE  DAVIS NEW YORK  FLOATING-RATE LARGE-CAP VALUE
  SELECT --       FUND --     EQUITY FUND --      FUND --     VENTURE FUND --    FUND --        FUND --
   CLASS A        CLASS A         CLASS A         CLASS A         CLASS A        CLASS A        CLASS A
-----------------------------------------------------------------------------------------------------------

      $313,080        $53,517             $--         $27,168        $770,496      $316,029        $858,705
            --             --              --              --              --           853              --
            --             --              --              --              --           148              --
       313,080         53,517              --          27,168         770,496       317,030         858,705

            13              2              --               1              30            13              34
             2              2              --               2               1            --               1
            15              4              --               3              31            13              35

      $313,065        $53,513             $--         $27,165        $770,465      $317,017        $858,670
      $271,101        $37,781             $--         $26,198        $730,813      $320,066        $745,617
         9,298          2,340              --           2,346          24,711        35,036          40,891

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020

                                         FEDERATED HERMES                                                        FIDELITY
                                           EQUITY FUNDS               FIDELITY ADVISOR SERIES I              ADVISOR SERIES II
                                         ---------------- -------------------------------------------------- -----------------
                                            FEDERATED                                       FIDELITY ADVISOR
                                              HERMES      FIDELITY ADVISOR FIDELITY ADVISOR    LEVERAGED     FIDELITY ADVISOR
                                             KAUFMANN         BALANCED      EQUITY GROWTH    COMPANY STOCK      MID CAP II
                                             FUND --          FUND --          FUND --          FUND --           FUND --
                                             CLASS A          CLASS A          CLASS A          CLASS A           CLASS A
------------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)              $461,128       $1,084,822       $1,286,368          $35,666           $14,706
Dividend receivable                                    --               --               --               --                --
Receivable for units sold                              --               --               --               --                --
TOTAL ASSETS                                      461,128        1,084,822        1,286,368           35,666            14,706

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                              19               43               51                3                --
Payable for units withdrawn                             2               --                5                2                 2
TOTAL LIABILITIES                                      21               43               56                5                 2

NET ASSETS                                       $461,107       $1,084,779       $1,286,312          $35,661           $14,704
Investments in securities at cost                $418,890         $763,673       $1,200,593          $25,357           $11,412
Shares outstanding                                 64,224           41,676           81,210              722               651

                                           LEGG MASON      LEGG MASON                LORD ABBETT
                                          GLOBAL ASSET      PARTNERS    LORD ABBETT     BOND-        LORD ABBETT
                                           MANAGEMENT       VARIABLE    AFFILIATED    DEBENTURE     MID CAP STOCK
                                             TRUST        EQUITY TRUST  FUND, INC.    FUND, INC.     FUND, INC.
                                         --------------  -------------- ----------- -------------- ---------------

                                                          CLEARBRIDGE   LORD ABBETT  LORD ABBETT   LORD ABBETT MID
                                          CLEARBRIDGE      AGGRESSIVE   AFFILIATED  BOND-DEBENTURE    CAP STOCK
                                         VALUE TRUST --  GROWTH FUND --   FUND --      FUND --         FUND --
                                            CLASS FI        CLASS FI      CLASS A      CLASS A         CLASS A
------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)             $10,386        $149,947  $1,317,589        $85,423        $298,598
Dividend receivable                                  --              --          --            232              --
Receivable for units sold                            --              --          --            229              --
TOTAL ASSETS                                     10,386         149,947   1,317,589         85,884         298,598

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                            (2)              8          52              3              13
Payable for units withdrawn                           1              --           4             --              92
TOTAL LIABILITIES                                    (1)              8          56              3             105

NET ASSETS                                      $10,387        $149,939  $1,317,533        $85,881        $298,493
Investments in securities at cost                $8,753        $152,942  $1,183,470        $76,586        $242,521
Shares outstanding                                   98             845      86,456         10,157          10,289

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020

    FIDELITY       FRANKLIN FUND   FRANKLIN VALUE     HIGHLAND                                       JANUS
   CONTRAFUND    ALLOCATOR SERIES  INVESTORS TRUST    FUNDS II          JPMORGAN TRUST II       INVESTMENT FUND
---------------------------------------------------------------------------------------------------------------
                                                                                   JPMORGAN
FIDELITY ADVISOR FRANKLIN FOUNDING FRANKLIN SMALL                                  INVESTOR
  NEW INSIGHTS   FUNDS ALLOCATION     CAP VALUE                   JPMORGAN CORE GROWTH & INCOME JANUS HENDERSON
    FUND --           FUND --          FUND --     HIGHLAND TOTAL BOND FUND --      FUND --      FORTY FUND --
    CLASS A           CLASS A          CLASS A      RETURN FUND      CLASS A        CLASS A         CLASS A
---------------------------------------------------------------------------------------------------------------

        $713,589          $767,243        $170,138     $1,777,081    $2,918,105        $255,938        $439,357
              --                --              --             --            --           2,122              --
              --                --              --             --            --              --              --
         713,589           767,243         170,138      1,777,081     2,918,105         258,060         439,357

              29                30               7             71           118              10              17
               2                --               1          4,671            11              --               2
              31                30               8          4,742           129              10              19

        $713,558          $767,213        $170,130     $1,772,339    $2,917,976        $258,050        $439,338
        $576,095          $608,859        $149,585     $1,334,129    $2,834,917        $204,406        $374,145
          19,513            56,875           3,380         68,428       237,437          13,917           9,100

                                                                       PRUDENTIAL
                                                       PRUDENTIAL   JENNISON NATURAL
                                                       INVESTMENT      RESOURCES            PUTNAM
                    PIMCO FUNDS                      PORTFOLIOS 18     FUND, INC.      INVESTMENT FUNDS
----------------------------------------------------------------------------------------------------------
                PIMCO                                                     PGIM              PUTNAM
  PIMCO       LONG-TERM       PIMCO        PIMCO          PGIM      JENNISON NATURAL INTERNATIONAL CAPITAL
HIGH YIELD U.S. GOVERNMENT LOW DURATION TOTAL RETURN JENNISON 20/20 RESOURCES FUND,      OPPORTUNITIES
 FUND --       FUND --       FUND --      FUND --    FOCUS FUND --      INC. --             FUND --
 CLASS A       CLASS A       CLASS A      CLASS A       CLASS A         CLASS A             CLASS A
----------------------------------------------------------------------------------------------------------

  $347,837        $626,178   $1,053,372   $2,788,282       $116,010         $679,074              $295,603
     1,277           1,059          791        4,693             --               --                    --
        --              --           --        1,145             --               --                    --
   349,114         627,237    1,054,163    2,794,120        116,010          679,074               295,603

        14              25           42          113              5               28                    12
         3               4            4           --              1                2                     2
        17              29           46          113              6               30                    14

  $349,097        $627,208   $1,054,117   $2,794,007       $116,004         $679,044              $295,589
  $339,289        $709,666   $1,051,207   $2,778,711        $98,560         $580,242              $243,121
    38,308         103,844      105,867      263,045          6,625           19,559                 7,003

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020

                                         T. ROWE PRICE
                                            CAPITAL    T. ROWE PRICE T. ROWE PRICE
                                         APPRECIATION  EQUITY INCOME GROWTH STOCK
                                             FUND          FUND       FUND, INC.       THE AB PORTFOLIOS
                                         ------------- ------------- ------------- --------------------------
                                         T. ROWE PRICE
                                            CAPITAL    T. ROWE PRICE T. ROWE PRICE AB ALL MARKET  AB WEALTH
                                         APPRECIATION  EQUITY INCOME GROWTH STOCK  TOTAL RETURN  APPRECIATION
                                            FUND --       FUND --       FUND --    PORTFOLIO --  STRATEGY --
                                         ADVISOR CLASS ADVISOR CLASS ADVISOR CLASS    CLASS A      CLASS A
-------------------------------------------------------------------------------------------------------------

ASSETS:
Investments at fair value (note 2b)           $824,643      $886,741      $353,917      $363,651      $18,565
Dividend receivable                                 --            --            --            --           --
Receivable for units sold                          157            --            --            --           --
TOTAL ASSETS                                   824,800       886,741       353,917       363,651       18,565

LIABILITIES:
Accrued expenses payable to affiliate
(note 4b)                                           33            34            13            15            1
Payable for units withdrawn                         --             3           129             1            2
TOTAL LIABILITIES                                   33            37           142            16            3

NET ASSETS                                    $824,767      $886,704      $353,775      $363,635      $18,562
Investments in securities at cost             $669,165      $763,541      $192,862      $256,971      $12,008
Shares outstanding                              24,470        28,449         3,751        22,531          988

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020




           THORNBURG INVESTMENT TRUST     WELLS FARGO FUNDS TRUST
          -----------------------------------------------------------
                                                         WELLS FARGO
            THORNBURG     THORNBURG      WELLS FARGO    TREASURY PLUS
          INTERNATIONAL SMALL/MID CAP  DISCIPLINED U.S. MONEY MARKET
          VALUE FUND -- GROWTH FUND --   CORE FUND --      FUND --
             CLASS A       CLASS A         CLASS A         CLASS A
          -----------------------------------------------------------

               $510,705         $3,704               $7      $100,929
                     --             --               --             1
                     --             --               --         8,536
                510,705          3,704                7       109,466

                     20             --                7             5
                      2             --               --            --
                     22             --                7             5

               $510,683         $3,704              $--      $109,461
               $438,522         $1,292               $5      $100,929
                 18,484             72               --       100,929

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                           Statements of Operations


                                                                      AIM COUNSELOR
                                                                      SERIES TRUST
                                                                        (INVESCO
                                         AB CAP FUND,                   COUNSELOR         AIM EQUITY FUNDS
                                             INC.        AB TRUST     SERIES TRUST)    (INVESCO EQUITY FUNDS)
                                         ------------  -------------  -------------  ---------------------------
                                              AB                         INVESCO
                                          SMALL CAP         AB           CAPITAL       INVESCO       INVESCO
                                            GROWTH     INTERNATIONAL  APPRECIATION     CHARTER     MAIN STREET
                                         PORTFOLIO --  VALUE FUND --     FUND --       FUND --      FUND(R) --
                                           CLASS A        CLASS A        CLASS A       CLASS A       CLASS A
                                         ------------  -------------  -------------  ------------  ------------
                                          YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                         DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                             2020          2020           2020           2020          2020
----------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                      $--           $792            $--          $127        $3,669
Mortality and expense risk and
administrative charges (note 4a)                3,853          3,871          3,109           300        18,927
NET INVESTMENT INCOME (EXPENSE)                (3,853)        (3,079)        (3,109)         (173)      (15,258)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                       22,105        (31,035)        57,353          (352)      156,240
Change in unrealized appreciation
(depreciation)                                 83,324         (4,993)        (6,206)        2,926      (117,978)
Capital gain distributions                     42,273             --             --           423        10,327
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                147,702        (36,028)        51,147         2,997        48,589

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   $143,849       $(39,107)       $48,038        $2,824       $33,331

                                                           BLACKROCK
                                            BLACKROCK        GLOBAL        CALAMOS      COHEN & STEERS
                                           BASIC VALUE     ALLOCATION     INVESTMENT    GLOBAL REALTY      COLUMBIA
                                           FUND, INC.      FUND, INC.       TRUST        SHARES, INC.    ACORN TRUST
                                         ---------------  ------------  --------------  --------------  --------------
                                                           BLACKROCK
                                                             GLOBAL                     COHEN & STEERS
                                         BLACKROCK BASIC   ALLOCATION      CALAMOS      GLOBAL REALTY   COLUMBIA ACORN
                                          VALUE FUND --     FUND --     GROWTH FUND --    SHARES --        FUND --
                                           INVESTOR A      INVESTOR A      CLASS A         CLASS A         CLASS A
                                         ---------------  ------------  --------------  --------------  --------------

                                           YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2020            2020           2020            2020            2020
-----------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                     $10,129       $15,424             $--          $7,492             $--
Mortality and expense risk and
administrative charges (note 4a)                   7,814        52,092           3,334           4,780           4,716
NET INVESTMENT INCOME (EXPENSE)                    2,315       (36,668)         (3,334)          2,712          (4,716)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                         (27,916)       72,102          (1,153)          4,330         (48,521)
Change in unrealized appreciation
(depreciation)                                    (4,751)      307,128          44,674            (759)         80,445
Capital gain distributions                        55,490       244,415          20,869              --          50,117
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                    22,823       623,645          64,390           3,571          82,041

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                       $25,138      $586,977         $61,056          $6,283         $77,325

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                      AIM
                 INTERNATIONAL
                  MUTUAL FUNDS                                                                          AMERICAN
  AIM GROWTH        (INVESCO        AIM SECTOR                                         AMERICAN         CENTURY
SERIES (INVESCO  INTERNATIONAL    FUNDS (INVESCO                                   CENTURY CAPITAL     GOVERNMENT
GROWTH SERIES)   MUTUAL FUNDS)    SECTOR FUNDS)             ALLIANZ FUNDS          PORTFOLIOS, INC.   INCOME TRUST
---------------------------------------------------------------------------------------------------------------------
                                                                                                    AMERICAN CENTURY
 INVESCO MAIN                                        ALLIANZGI       ALLIANZGI                        INFLATION --
STREET MID CAP   INVESCO GLOBAL  INVESCO COMSTOCK  INTERNATIONAL  LARGE-CAP VALUE  AMERICAN CENTURY     ADJUSTED
  FUND(R) --        FUND --          FUND --       VALUE FUND --      FUND --       EQUITY INCOME     BOND FUND --
    CLASS A         CLASS A          CLASS A          CLASS A         CLASS A      FUND -- A CLASS   ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------
  YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
     2020             2020             2020            2020            2020              2020             2020
---------------------------------------------------------------------------------------------------------------------

            $--            $ --           $12,265         $7,544           $3,516            $4,708           $5,564
          5,763          21,052             7,436          4,436            7,301             3,393            6,754
         (5,763)        (21,052)            4,829          3,108           (3,785)            1,315           (1,190)

         (6,111)         92,115             5,105           (554)           6,789               186           18,289
         14,050         181,598            (5,115)        31,396          147,186            24,723           23,542
         15,334          83,602                --             --               --                --               --
         23,273         357,315               (10)        30,842          153,975            24,909           41,831

        $17,510        $336,263            $4,819        $33,950         $150,190           $26,224          $40,641

                                                                                                    EATON VANCE
COLUMBIA ACORN                                                    DAVIS NEW YORK    EATON VANCE       SPECIAL
    TRUST                                                          VENTURE FUND,   MUTUAL FUNDS     INVESTMENT
 (CONTINUED)               COLUMBIA FUNDS SERIES TRUST                 INC.            TRUST           TRUST
------------------------------------------------------------------------------------------------------------------
                COLUMBIA LARGE
COLUMBIA ACORN    CAP GROWTH    COLUMBIA SELECT  COLUMBIA SELECT                    EATON VANCE     EATON VANCE
INTERNATIONAL    OPPORTUNITY     INTERNATIONAL    MID CAP VALUE   DAVIS NEW YORK   FLOATING-RATE  LARGE-CAP VALUE
  SELECT --        FUND --      EQUITY FUND --       FUND --      VENTURE FUND --     FUND --         FUND --
   CLASS A         CLASS A          CLASS A          CLASS A          CLASS A         CLASS A         CLASS A
------------------------------------------------------------------------------------------------------------------
 PERIOD FROM                      PERIOD FROM
 AUGUST 7 TO      YEAR ENDED     JANUARY 1 TO      YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
 DECEMBER 31,    DECEMBER 31,      AUGUST 7,      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
     2020            2020            2020             2020             2020            2020            2020
------------------------------------------------------------------------------------------------------------------

           $--             $--           $7,363           $1,596           $3,787        $17,867          $12,232
         1,708             639            3,364            2,514           11,189          7,415           13,128
        (1,708)           (639)           3,999             (918)          (7,402)        10,452             (896)

         1,473           2,322           16,035          (75,057)         (16,838)       (28,039)           2,259
        41,979           7,963          (70,547)          28,458           65,608          4,775          (11,422)
            --           6,264           40,206            8,615           38,932            161            6,335
        43,452          16,549          (14,306)         (37,984)          87,702        (23,103)          (2,828)

       $41,744         $15,910         $(10,307)        $(38,902)         $80,300       $(12,651)         $(3,724)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                                         FEDERATED HERMES
                                           EQUITY FUNDS                  FIDELITY ADVISOR SERIES I
                                         ----------------  -----------------------------------------------------

                                            FEDERATED                                          FIDELITY ADVISOR
                                              HERMES       FIDELITY ADVISOR  FIDELITY ADVISOR     LEVERAGED
                                             KAUFMANN          BALANCED       EQUITY GROWTH     COMPANY STOCK
                                             FUND --           FUND --           FUND --           FUND --
                                             CLASS A           CLASS A           CLASS A           CLASS A
                                         ----------------  ----------------  ----------------  ----------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                           DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                               2020              2020              2020              2020
-----------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                          $--           $10,230               $--               $--
Mortality and expense risk and
administrative charges (note 4a)                    4,373            14,065             7,931               494
NET INVESTMENT INCOME (EXPENSE)                    (4,373)           (3,835)           (7,931)             (494)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                            5,759            17,644            22,126             1,858
Change in unrealized appreciation
(depreciation)                                     35,876           133,787            85,700             8,220
Capital gain distributions                         31,153            35,536           138,623             1,101
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                     72,788           186,967           246,449            11,179

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                        $68,415          $183,132          $238,518           $10,685

                                             FIDELITY
                                         ADVISOR SERIES II
                                         -----------------


                                         FIDELITY ADVISOR
                                            MID CAP II
                                              FUND --
                                              CLASS A
                                         -----------------
                                            YEAR ENDED
                                           DECEMBER 31,
                                               2020
-----------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                           $21
Mortality and expense risk and
administrative charges (note 4a)                     2,320
NET INVESTMENT INCOME (EXPENSE)                     (2,299)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                               633
Change in unrealized appreciation
(depreciation)                                     (13,093)
Capital gain distributions                             148
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                     (12,312)

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                        $(14,611)

                                           LEGG MASON      LEGG MASON                  LORD ABBETT
                                          GLOBAL ASSET      PARTNERS     LORD ABBETT      BOND-        LORD ABBETT
                                           MANAGEMENT       VARIABLE      AFFILIATED    DEBENTURE     MID CAP STOCK
                                             TRUST        EQUITY TRUST    FUND, INC.    FUND, INC.     FUND, INC.
                                         --------------  --------------  ------------ -------------- ---------------

                                                          CLEARBRIDGE    LORD ABBETT   LORD ABBETT   LORD ABBETT MID
                                          CLEARBRIDGE      AGGRESSIVE     AFFILIATED  BOND-DEBENTURE    CAP STOCK
                                         VALUE TRUST --  GROWTH FUND --    FUND --       FUND --         FUND --
                                            CLASS FI        CLASS FI       CLASS A       CLASS A         CLASS A
                                         --------------  --------------  ------------ -------------- ---------------
                                           YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                              2020            2020           2020          2020           2020
---------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income -- Ordinary dividends                        $59            $183       $17,674         $3,145          $3,532
Mortality and expense risk and
administrative charges (note 4a)                 12,735           1,821        12,068          1,170           3,925
NET INVESTMENT INCOME (EXPENSE)                 (12,676)         (1,638)        5,606          1,975            (393)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                        (28,609)         (1,307)        2,021            633           3,532
Change in unrealized appreciation
(depreciation)                                 (137,700)          3,375        89,755          2,394          11,509
Capital gain distributions                          449          23,687            --             --              --
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 (165,860)         25,755        91,776          3,027          15,041

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    $(178,536)        $24,117       $97,382         $5,002         $14,648

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

    FIDELITY        FRANKLIN FUND    FRANKLIN VALUE      HIGHLAND                                        JANUS
   CONTRAFUND     ALLOCATOR SERIES   INVESTORS TRUST     FUNDS II           JPMORGAN TRUST II       INVESTMENT FUND
--------------------------------------------------------------------------------------------------------------------

                                                                                       JPMORGAN
FIDELITY ADVISOR  FRANKLIN FOUNDING  FRANKLIN SMALL                                    INVESTOR
  NEW INSIGHTS    FUNDS ALLOCATION      CAP VALUE                     JPMORGAN CORE GROWTH & INCOME JANUS HENDERSON
    FUND --            FUND --           FUND --      HIGHLAND TOTAL  BOND FUND --      FUND --      FORTY FUND --
    CLASS A            CLASS A           CLASS A       RETURN FUND       CLASS A        CLASS A         CLASS A
--------------------------------------------------------------------------------------------------------------------
   YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
  DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
      2020              2020              2020             2020           2020           2020            2020
--------------------------------------------------------------------------------------------------------------------

             $97            $25,999           $1,185         $14,860        $52,772          $3,588            $701
          12,654             10,474            2,376          24,777         36,773           3,315           3,494
         (12,557)            15,525           (1,191)         (9,917)        15,999             273          (2,793)

          95,926             14,502           (2,383)         40,005         33,188           4,943          13,061
          11,671            (60,914)          14,217          78,890         42,879          15,162          51,460
          56,675             29,912            2,525              --         46,723          13,792          31,967
         164,272            (16,500)          14,359         118,895        122,790          33,897          96,488

        $151,715              $(975)         $13,168        $108,978       $138,789         $34,170         $93,695

                                                                         PRUDENTIAL
                                                         PRUDENTIAL   JENNISON NATURAL
                                                         INVESTMENT      RESOURCES            PUTNAM
                     PIMCO FUNDS                       PORTFOLIOS 18     FUND, INC.      INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------
                  PIMCO                                                     PGIM              PUTNAM
   PIMCO        LONG-TERM       PIMCO        PIMCO          PGIM      JENNISON NATURAL INTERNATIONAL CAPITAL
 HIGH YIELD  U.S. GOVERNMENT LOW DURATION TOTAL RETURN JENNISON 20/20 RESOURCES FUND,      OPPORTUNITIES
  FUND --        FUND --       FUND --      FUND --    FOCUS FUND --      INC. --             FUND --
  CLASS A        CLASS A       CLASS A      CLASS A       CLASS A         CLASS A             CLASS A
------------------------------------------------------------------------------------------------------------
 YEAR ENDED    YEAR ENDED     YEAR ENDED   YEAR ENDED    YEAR ENDED      YEAR ENDED         YEAR ENDED
DECEMBER 31,  DECEMBER 31,   DECEMBER 31, DECEMBER 31,  DECEMBER 31,    DECEMBER 31,       DECEMBER 31,
    2020          2020           2020         2020          2020            2020               2020
------------------------------------------------------------------------------------------------------------

  $20,943        $17,613       $12,433       $57,863          $57          $9,535              $2,362

    6,810          8,839        12,362        39,795        1,565           9,891               3,589
   14,133          8,774            71        18,068       (1,508)           (356)             (1,227)

   (8,443)        33,433        (3,237)       19,149        3,182         (66,063)              6,954
      (58)       (63,340)       14,382        43,461       14,030         158,453              20,925
       --        119,402            --        95,714       12,323              --              10,201
   (8,501)        89,495        11,145       158,324       29,535          92,390              38,080

   $5,632        $98,269       $11,216      $176,392      $28,027         $92,034             $36,853

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                                         T. ROWE PRICE
                                            CAPITAL     T. ROWE PRICE T. ROWE PRICE
                                         APPRECIATION   EQUITY INCOME GROWTH STOCK
                                             FUND           FUND       FUND, INC.         THE AB PORTFOLIOS
                                         -------------  ------------- -------------  ----------------------------
                                         T. ROWE PRICE
                                            CAPITAL     T. ROWE PRICE T. ROWE PRICE  AB ALL MARKET   AB WEALTH
                                         APPRECIATION   EQUITY INCOME GROWTH STOCK   TOTAL RETURN   APPRECIATION
                                            FUND --        FUND --       FUND --     PORTFOLIO --   STRATEGY --
                                         ADVISOR CLASS  ADVISOR CLASS ADVISOR CLASS     CLASS A       CLASS A
                                         -------------  ------------- -------------  -------------  ------------
                                          YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2020           2020          2020           2020           2020
-----------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSE:
Income-Ordinary dividends                       $6,800        $12,027           $--        $10,312          $208
Mortality and expense risk and
administrative charges (note 4a)                 9,248          7,524         4,612          4,867           261
NET INVESTMENT INCOME (EXPENSE)                 (2,448)         4,503        (4,612)         5,445           (53)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss)                        27,035          9,457        35,803          8,973           644
Change in unrealized appreciation
(depreciation)                                  30,236         77,545        54,109           (888)        1,157
Capital gain distributions                      52,588         12,131        11,614             --           305
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 109,859         99,133       101,526          8,085         2,106

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                    $107,411       $103,636       $96,914        $13,530        $2,053

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4




           THORNBURG INVESTMENT TRUST       WELLS FARGO FUNDS TRUST
         --------------------------------------------------------------
                                                          WELLS FARGO
           THORNBURG      THORNBURG       WELLS FARGO    TREASURY PLUS
         INTERNATIONAL  SMALL/MID CAP   DISCIPLINED U.S. MONEY MARKET
         VALUE FUND --  GROWTH FUND --    CORE FUND --      FUND --
            CLASS A        CLASS A          CLASS A         CLASS A
         --------------------------------------------------------------
          YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED
         DECEMBER 31,    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
             2020            2020             2020           2020
         --------------------------------------------------------------

                $1,083             $--               $--           $63

                 4,571              41                --         1,283
                (3,488)            (41)               --        (1,220)

                 2,574              30                --            --
                76,629             849                --            --
                14,241             217                --            --
                93,444           1,096                --            --

               $89,956          $1,055               $--       $(1,220)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets



                                                                                             AIM COUNSELOR SERIES TRUST
                                             AB CAP FUND, INC.             AB TRUST          (INVESCO COUNSELOR SERIES TRUST)
                                         ------------------------- ------------------------- --------------------------------
                                               AB SMALL CAP            AB INTERNATIONAL           INVESCO CAPITAL
                                            GROWTH PORTFOLIO --          VALUE FUND --         APPRECIATION FUND --
                                                  CLASS A                   CLASS A                   CLASS A
                                         ------------------------- ------------------------- --------------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED       YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,     DECEMBER 31,
                                             2020         2019         2020         2019         2020             2019
-----------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $(3,853)     $(1,954)     $(3,079)     $(1,563)     $(3,109)         $(6,004)
Net realized gain (loss) on investments      22,105        3,606      (31,035)      (2,964)      57,353           15,443
Change in unrealized appreciation
(depreciation) on investments                83,324       24,168       (4,993)      59,378       (6,206)          33,355
Capital gain distributions                   42,273       11,452           --           --           --           79,766
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                  143,849       37,272      (39,107)      54,851       48,038          122,560

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                      3           --        4,977          240        6,677              360
Transfers for contract benefits and
terminations                                (15,050)      (3,879)     (11,737)     (36,441)     (12,145)         (48,017)
Administrative expenses                      (3,735)      (1,791)      (3,871)      (6,015)      (3,630)          (6,487)
Transfers between subaccounts
(including fixed account), net              183,579       (8,242)    (244,051)      12,702     (454,357)         (54,464)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                        164,797      (13,912)    (254,682)     (29,514)    (463,455)        (108,608)
INCREASE (DECREASE) IN NET ASSETS           308,646       23,360     (293,789)      25,337     (415,417)          13,952
Net assets at beginning of year             136,721      113,361      406,479      381,142      415,417          401,465
Net assets at end of year                  $445,367     $136,721     $112,690     $406,479          $--         $415,417

CHANGE IN UNITS (NOTE 5):
Units purchased                               8,302          695       16,084       11,409        1,598            2,273
Units redeemed                               (3,381)      (1,159)     (59,796)     (16,034)     (22,510)          (8,487)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                        4,921         (464)     (43,712)      (4,625)     (20,912)          (6,214)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                                                                              AIM INTERNATIONAL MUTUAL
                                                                                   FUNDS (INVESCO
                 AIM EQUITY FUNDS                       AIM GROWTH SERIES           INTERNATIONAL           AIM SECTOR FUNDS
              (INVESCO EQUITY FUNDS)                 (INVESCO GROWTH SERIES)        MUTUAL FUNDS)        (INVESCO SECTOR FUNDS)
---------------------------------------------------------------------------------------------------------------------------------
                             INVESCO MAIN STREET       INVESCO MAIN STREET
 INVESCO CHARTER FUND --         FUND(R) --            MID CAP FUND(R) --      INVESCO GLOBAL FUND --   INVESCO COMSTOCK FUND --
         CLASS A                   CLASS A                   CLASS A                   CLASS A                   CLASS A
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


    $(173)       $(164)      $(15,258)    $(14,124)    $(5,763)     $(5,694)     $(21,052)    $(14,114)     $4,829       $3,717
     (352)        (191)       156,240       54,789      (6,111)       6,010        92,115       74,116       5,105       28,246
    2,926        2,705       (117,978)     377,243      14,050       68,420       181,598      282,196      (5,115)      61,338
      423        3,288         10,327      148,649      15,334       24,724        83,602       11,208          --       28,609
    2,824        5,638         33,331      566,557      17,510       93,460       336,263      353,406       4,819      121,910

       --           --         28,286        1,440       6,800          240         4,981          240          --          780
     (487)      (4,103)       (59,584)    (206,747)    (28,313)     (74,943)      (52,834)    (125,892)    (13,256)      (6,996)
     (403)        (442)       (20,479)     (33,241)     (6,428)      (6,114)      (20,878)     (21,341)     (8,235)      (9,291)
       14       (1,360)    (1,654,171)    (249,220)   (193,016)     220,492      (112,004)     (97,448)     33,692      (62,420)
     (876)      (5,905)    (1,705,948)    (487,768)   (220,957)     139,675      (180,735)    (244,441)     12,201      (77,927)
    1,948         (267)    (1,672,617)      78,789    (203,447)     233,135       155,528      108,965      17,020       43,983
   22,002       22,269      2,129,519    2,050,730     518,620      285,485     1,379,215    1,270,250     566,403      522,420
  $23,950      $22,002       $456,902   $2,129,519    $315,173     $518,620    $1,534,743   $1,379,215    $583,423     $566,403

      178          102          8,996        7,771       5,544       14,875         8,693        7,085       6,758        2,344
     (211)        (446)       (86,615)     (32,015)    (16,093)      (8,020)      (16,889)     (20,827)     (5,357)      (5,997)

      (33)        (344)       (77,619)     (24,244)    (10,549)       6,855        (8,196)     (13,742)      1,401       (3,653)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4


                                                                                             AMERICAN CENTURY CAPITAL
                                                            ALLIANZ FUNDS                        PORTFOLIOS, INC.
                                         --------------------------------------------------- -------------------------
                                          ALLIANZGI INTERNATIONAL     ALLIANZGI LARGE-CAP        AMERICAN CENTURY
                                               VALUE FUND --             VALUE FUND --         EQUITY INCOME FUND --
                                                  CLASS A                   CLASS A                   A CLASS
                                         ------------------------- ------------------------- -------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)              $3,108       $3,187       $(3,785)     $--          $1,315         $557
Net realized gain (loss) on investments        (554)      (3,141)        6,789       --             186          280
Change in unrealized appreciation
(depreciation) on investments                31,396       56,643       147,186       --          24,723       15,875
Capital gain distributions                       --           --            --                       --        5,730
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   33,950       56,689       150,190       --          26,224       22,442

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                  3,402          240            12       --               3           --
Transfers for contract benefits and
terminations                                (21,401)     (37,618)      (50,479)      --         (19,786)      (7,517)
Administrative expenses                      (5,072)      (5,047)       (7,643)      --          (3,736)      (1,948)
Transfers between subaccounts
(including fixed account), net               33,687      (10,151)    1,110,333       --         282,498       (1,366)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                         10,616      (52,576)    1,052,223       --         258,979      (10,831)
INCREASE (DECREASE) IN NET ASSETS            44,566        4,113     1,202,413       --         285,203       11,611
Net assets at beginning of year             310,523      306,410            --       --         117,823      106,212
Net assets at end of year                  $355,089     $310,523    $1,202,413      $--        $403,026     $117,823

CHANGE IN UNITS (NOTE 5):
Units purchased                              12,511        5,814        77,461       --          14,977          230
Units redeemed                              (10,216)     (12,795)       (6,674)      --          (1,676)        (770)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH
CONTRACT OWNERS                               2,295       (6,981)       70,787       --          13,301         (540)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

    AMERICAN CENTURY
    GOVERNMENT INCOME           BLACKROCK BASIC          BLACKROCK GLOBAL
          TRUST                VALUE FUND, INC.        ALLOCATION FUND, INC.   CALAMOS INVESTMENT TRUST
---------------------------------------------------------------------------------------------------------
    AMERICAN CENTURY                                     BLACKROCK GLOBAL
INFLATION -- ADJUSTED BOND      BLACKROCK BASIC         ALLOCATION FUND --          CALAMOS GROWTH
  FUND -- ADVISOR CLASS    VALUE FUND -- INVESTOR A         INVESTOR A              FUND -- CLASS A
---------------------------------------------------------------------------------------------------------
 YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2020          2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------


   $(1,190)       $4,654       $2,315       $3,488      $(36,668)    $(15,307)    $(3,334)     $(3,866)
    18,289        (2,786)     (27,916)     (10,634)       72,102       48,735      (1,153)      (5,848)
    23,542        38,996       (4,751)      57,741       307,128      347,161      44,674       52,973
        --            --       55,490       46,472       244,415      153,817      20,869       24,062
    40,641        40,864       25,138       97,067       586,977      534,406      61,056       67,321

     3,759           600           --           --            --           --          --           --
   (36,435)      (90,146)     (18,133)     (27,232)     (485,414)    (571,560)    (84,516)     (11,448)
    (8,048)      (11,176)      (7,563)      (7,428)      (58,149)     (60,770)     (3,353)      (3,572)
  (401,062)       39,549       44,134        4,852      (108,296)     (13,558)    (40,452)     (20,373)
  (441,786)      (61,173)      18,438      (29,808)     (651,859)    (645,888)   (128,321)     (35,393)
  (401,145)      (20,309)      43,576       67,259       (64,882)    (111,482)    (67,265)      31,928
   670,908       691,217      514,771      447,512     3,657,376    3,768,858     271,774      239,846
  $269,763      $670,908     $558,347     $514,771    $3,592,494   $3,657,376    $204,509     $271,774

     8,821        11,621        7,318        2,099         8,845        8,786       1,427          723
   (45,821)      (17,055)      (5,356)      (3,728)      (55,647)     (59,132)     (7,824)      (2,845)
   (37,000)       (5,434)       1,962       (1,629)      (46,802)     (50,346)     (6,397)      (2,122)

  COHEN & STEERS GLOBAL
   REALTY SHARES, INC.
-------------------------

  COHEN & STEERS GLOBAL
REALTY SHARES -- CLASS A
-------------------------
 YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,
    2020         2019
-------------------------


    $2,712       $8,564
     4,330       17,002
      (759)      29,808
        --       12,678
     6,283       68,052

     3,402          240
   (27,371)     (33,695)
    (5,237)      (5,221)
    62,523      (14,191)
    33,317      (52,867)
    39,600       15,185
   333,909      318,724
  $373,509     $333,909

    10,939        3,900
    (7,235)      (7,748)
     3,704       (3,848)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                                                    COLUMBIA ACORN TRUST                    COLUMBIA FUNDS SERIES TRUST
                                         ------------------------------------------- -----------------------------------------

                                                                                                               COLUMBIA SELECT
                                                                    COLUMBIA ACORN      COLUMBIA LARGE CAP      INTERNATIONAL
                                              COLUMBIA ACORN         INTERNATIONAL      GROWTH OPPORTUNITY         EQUITY
                                              FUND -- CLASS A      SELECT -- CLASS A      FUND -- CLASS A      FUND -- CLASS A
                                         ------------------------- ----------------- ------------------------- ---------------
                                                                      PERIOD FROM                                PERIOD FROM
                                          YEAR ENDED   YEAR ENDED     AUGUST 7 TO     YEAR ENDED   YEAR ENDED   JANUARY 1 TO
                                         DECEMBER 31, DECEMBER 31,   DECEMBER 31,    DECEMBER 31, DECEMBER 31,    AUGUST 7,
                                             2020         2019           2020            2020         2019          2020
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $(4,716)     $(5,130)       $(1,708)         $(639)       $(589)        $3,999
Net realized gain (loss) on investments     (48,521)     (24,237)         1,473          2,322        1,050         16,035
Change in unrealized appreciation
(depreciation) on investments                80,445       56,741         41,979          7,963        7,659        (70,547)
Capital gain distributions                   50,117       45,146             --          6,264        4,165         40,206
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   77,325       72,520         41,744         15,910       12,285        (10,307)

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                     --           --             --             --           --          6,680
Transfers for contract benefits and
terminations                                (89,905)     (11,388)        (9,817)          (782)      (1,663)       (13,463)
Administrative expenses                      (5,182)      (5,196)        (1,759)          (575)        (564)        (3,866)
Transfers between subaccounts
(including fixed account), net              (43,431)     (22,199)       282,897         (5,685)      (3,281)      (408,418)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                       (138,518)     (38,783)       271,321         (7,042)      (5,508)      (419,067)
INCREASE (DECREASE) IN NET ASSETS           (61,193)      33,737        313,065          8,868        6,777       (429,374)
Net assets at beginning of year             341,598      307,861             --         44,645       37,868        429,374
Net assets at end of year                  $280,405     $341,598       $313,065        $53,513      $44,645            $--

CHANGE IN UNITS (NOTE 5):
Units purchased                               3,175        1,206         31,654            139           55          3,983
Units redeemed                               (8,830)      (3,110)        (4,403)          (513)        (435)       (36,706)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                       (5,655)      (1,904)        27,251           (374)        (380)       (32,723)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                                               DAVIS NEW YORK              EATON VANCE               EATON VANCE
 COLUMBIA FUNDS SERIES TRUST (CONTINUED)     VENTURE FUND, INC.        MUTUAL FUNDS TRUST     SPECIAL INVESTMENT TRUST
------------------------------------------------------------------------------------------------------------------------
COLUMBIA SELECT
 INTERNATIONAL       COLUMBIA SELECT           DAVIS NEW YORK              EATON VANCE               EATON VANCE
    EQUITY            MID CAP VALUE                VENTURE                FLOATING-RATE            LARGE-CAP VALUE
    FUND --              FUND --                   FUND --                   FUND --                   FUND --
    CLASS A              CLASS A                   CLASS A                   CLASS A                   CLASS A
------------------------------------------------------------------------------------------------------------------------

  YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
 DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
     2019           2020         2019         2020         2019         2020         2019         2020         2019
------------------------------------------------------------------------------------------------------------------------


      $(270)         $(918)     $(1,710)     $(7,402)        $541      $10,452      $23,272        $(896)      $(1,996)
     11,594        (75,057)     (20,170)     (16,838)     (14,308)     (28,039)      (3,751)       2,259        12,616
     90,049         28,458       95,300       65,608      174,933        4,775       19,629      (11,422)      250,792
         --          8,615        7,035       38,932       52,934          161        1,200        6,335         8,375
    101,373        (38,902)      80,455       80,300      214,100      (12,651)      40,350       (3,724)      269,787

        360          4,977          240           --          780        3,639          600        6,680           360
    (48,088)        (8,033)     (32,160)    (167,316)     (24,989)    (117,972)     (85,671)    (165,745)      (71,368)
     (6,733)        (2,769)      (4,973)     (12,307)     (12,772)      (8,817)     (12,536)     (14,220)      (16,545)
    (38,725)      (242,543)     (27,476)     (11,736)     (58,424)    (220,681)     (68,940)     (39,292)     (131,983)
    (93,186)      (248,368)     (64,369)    (191,359)     (95,405)    (343,831)    (166,547)    (212,577)     (219,536)
      8,187       (287,270)      16,086     (111,059)     118,695     (356,482)    (126,197)    (216,301)       50,251
    421,187        314,435      298,349      881,524      762,829      673,499      799,696    1,074,971     1,024,720
   $429,374        $27,165     $314,435     $770,465     $881,524     $317,017     $673,499     $858,670    $1,074,971

      3,959          5,097        1,945        6,688        3,124        7,653        9,928       13,579         4,142
    (11,882)       (19,902)      (5,638)     (16,258)      (8,485)     (34,432)     (22,460)     (26,496)      (17,805)
     (7,923)       (14,805)      (3,693)      (9,570)      (5,361)     (26,779)     (12,532)     (12,917)      (13,663)

FEDERATED HERMES
  EQUITY FUNDS
----------------

FEDERATED HERMES
    KAUFMANN
    FUND --
    CLASS A
----------------

   YEAR ENDED
  DECEMBER 31,
      2020
----------------


     $(4,373)
       5,759
      35,876
      31,153
      68,415

           3
     (16,699)
      (3,960)
     252,257
     231,601
     300,016
     161,091
    $461,107

      10,815
      (2,562)
       8,253

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                                         FEDERATED HERMES
                                           EQUITY FUNDS
                                           (CONTINUED)                         FIDELITY ADVISOR SERIES I
                                         ---------------- --------------------------------------------------------------------

                                                                                                              FIDELITY ADVISOR
                                         FEDERATED HERMES                                                        LEVERAGED
                                             KAUFMANN     FIDELITY ADVISOR BALANCED  FIDELITY ADVISOR EQUITY   COMPANY STOCK
                                         FUND -- CLASS A       FUND -- CLASS A       GROWTH FUND -- CLASS A   FUND -- CLASS A
                                         ---------------- ------------------------- ------------------------- ----------------
                                            YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED
                                           DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,   DECEMBER 31,
                                               2019           2020         2019         2020         2019           2020
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)               $(2,519)        $(3,835)      $(872)      $(7,931)     $(111)         $(494)
Net realized gain (loss) on investments         1,872          17,644      16,673        22,126        (10)         1,858
Change in unrealized appreciation
(depreciation) on investments                  24,577         133,787     152,042        85,700      1,578          8,220
Capital gain distributions                     17,090          35,536      14,675       138,623        759          1,101
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                     41,020         183,132     182,518       238,518      2,216         10,685

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                       --              --          --            12         --             --
Transfers for contract benefits and
terminations                                   (4,145)        (25,484)    (57,521)      (54,738)        --         (1,514)
Administrative expenses                        (2,126)        (13,575)    (13,186)       (8,285)       (70)          (473)
Transfers between subaccounts
(including fixed account), net                (10,770)        (25,618)    (11,085)    1,102,112       (626)        (9,136)
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                          (17,041)        (64,677)    (81,792)    1,039,101       (696)       (11,123)
INCREASE (DECREASE) IN NET ASSETS              23,979         118,455     100,726     1,277,619      1,520           (438)
Net assets at beginning of year               137,112         966,324     865,598         8,693      7,173         36,099
Net assets at end of year                    $161,091      $1,084,779    $966,324    $1,286,312     $8,693        $35,661

CHANGE IN UNITS (NOTE 5):
Units purchased                                   594             767         707        42,734          7            570
Units redeemed                                 (1,354)         (4,278)     (5,545)       (6,673)       (38)        (1,090)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                           (760)         (3,511)     (4,838)       36,061        (31)          (520)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4


  FIDELITY ADVISOR       FIDELITY ADVISOR                                 FRANKLIN FUND ALLOCATOR       FRANKLIN VALUE
SERIES I (CONTINUED)         SERIES II            FIDELITY CONTRAFUND             SERIES                INVESTORS TRUST
-----------------------------------------------------------------------------------------------------------------------------
  FIDELITY ADVISOR
     LEVERAGED
   COMPANY STOCK         FIDELITY ADVISOR        FIDELITY ADVISOR NEW     FRANKLIN FOUNDING FUNDS     FRANKLIN SMALL CAP
      FUND --           MID CAP II FUND --         INSIGHTS FUND --         ALLOCATION FUND --           VALUE FUND --
      CLASS A                 CLASS A                   CLASS A                   CLASS A                   CLASS A
-----------------------------------------------------------------------------------------------------------------------------
     YEAR ENDED       YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
    DECEMBER 31,     DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
        2019             2020         2019         2020         2019         2020         2019         2020         2019
-----------------------------------------------------------------------------------------------------------------------------


        $(579)          $(2,299)     $(3,216)    $(12,557)     $(14,322)    $15,525      $12,711      $(1,191)       $(598)
          111               633         (784)      95,926        27,688      14,502       30,075       (2,383)         (28)
        7,945           (13,093)      54,151       11,671       178,473     (60,914)      75,915       14,217       25,887
        2,160               148        9,207       56,675        64,883      29,912           --        2,525        7,741
        9,637           (14,611)      59,358      151,715       256,722        (975)     118,701       13,168       33,002

           --             4,977          240        6,677           360          --           --           --           --
       (2,240)           (8,323)     (32,669)     (32,636)     (103,315)    (55,303)     (77,681)      (6,715)      (6,802)
         (558)           (2,600)      (4,653)     (13,001)      (16,089)    (14,327)     (14,477)      (2,375)      (2,359)
       (6,890)         (264,420)     (12,699)    (469,655)      (70,002)     34,596        9,693        6,534       (4,129)
       (9,688)         (270,366)     (49,781)    (508,615)     (189,046)    (35,034)     (82,465)      (2,556)     (13,290)
          (51)         (284,977)       9,577     (356,900)       67,676     (36,009)      36,236       10,612       19,712
       36,150           299,681      290,104    1,070,458     1,002,782     803,222      766,986      159,518      139,806
      $36,099           $14,704     $299,681     $713,558    $1,070,458    $767,213     $803,222     $170,130     $159,518

          393             3,763        2,670        4,767         3,411       3,955        2,153        2,858          931
       (1,047)          (19,139)      (5,526)     (25,530)      (12,227)     (6,414)      (8,111)      (2,630)      (1,625)
         (654)          (15,376)      (2,856)     (20,763)       (8,816)     (2,459)      (5,958)         228         (694)

  HIGHLAND
  FUNDS II
------------

  HIGHLAND
   TOTAL
   RETURN
    FUND
------------
 YEAR ENDED
DECEMBER 31,
    2020
------------


    $(9,917)
     40,005
     78,890
         --
    108,978

         --
   (208,154)
    (32,914)
    (53,852)
   (294,920)
   (185,942)
  1,958,281
 $1,772,339

      9,888
    (34,825)
    (24,937)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4


                                           HIGHLAND                                                            JANUS
                                           FUNDS II                                                         INVESTMENT
                                         (CONTINUED)                   JPMORGAN TRUST II                       FUND
                                         ------------ --------------------------------------------------- ---------------

                                           HIGHLAND                                                            JANUS
                                            TOTAL                                   JPMORGAN INVESTOR        HENDERSON
                                            RETURN       JPMORGAN CORE BOND          GROWTH & INCOME           FORTY
                                             FUND          FUND -- CLASS A           FUND -- CLASS A      FUND -- CLASS A
                                         ------------ ------------------------- ------------------------- ---------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                                             2019         2020         2019         2020         2019          2020
-------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $(16,808)     $15,999      $26,124        $273          $83       $(2,793)
Net realized gain (loss) on investments       46,619       33,188        9,573       4,943       11,072        13,061
Change in unrealized appreciation
(depreciation) on investments                271,137       42,879      116,271      15,162       19,256        51,460
Capital gain distributions                        --       46,723       11,251      13,792       13,245        31,967
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   300,948      138,789      163,219      34,170       43,656        93,695

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                      --        9,102        1,620          --           --             3
Transfers for contract benefits and
terminations                                (127,830)    (163,640)    (212,797)    (16,804)     (42,281)      (16,121)
Administrative expenses                      (33,803)     (39,976)     (39,412)     (2,953)      (3,054)       (3,719)
Transfers between subaccounts
(including fixed account), net                68,362      565,668      (19,285)     (1,731)      (5,018)      242,931
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                         (93,271)     371,154     (269,874)    (21,488)     (50,353)      223,094
INCREASE (DECREASE) IN NET ASSETS            207,677      509,943     (106,655)     12,682       (6,697)      316,789
Net assets at beginning of year            1,750,604    2,408,033    2,514,688     245,368      252,065       122,549
Net assets at end of year                 $1,958,281   $2,917,976   $2,408,033    $258,050     $245,368      $439,338

CHANGE IN UNITS (NOTE 5):
Units purchased                               20,405       82,968       39,134         410          303        11,904
Units redeemed                               (27,478)     (57,970)     (59,187)     (1,614)      (3,382)       (3,233)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                        (7,073)      24,998      (20,053)     (1,204)      (3,079)        8,671

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

   JANUS
 INVESTMENT
    FUND      LEGG MASON GLOBAL ASSET      LEGG MASON PARTNERS     LORD ABBETT AFFILIATED       LORD ABBETT BOND-
(CONTINUED)      MANAGEMENT TRUST         VARIABLE EQUITY TRUST          FUND, INC.           DEBENTURE FUND, INC.
----------------------------------------------------------------------------------------------------------------------
   JANUS
 HENDERSON
   FORTY                                 CLEARBRIDGE AGGRESSIVE    LORD ABBETT AFFILIATED       LORD ABBETT BOND-
  FUND --    CLEARBRIDGE VALUE TRUST --      GROWTH FUND --                FUND --              DEBENTURE FUND --
  CLASS A            CLASS FI                   CLASS FI                   CLASS A                   CLASS A
----------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2019         2020          2019         2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------


   $(1,852)     $(12,676)     $(20,706)    $(1,638)     $(1,602)       $5,606      $4,244      $1,975       $2,170
     6,098       (28,609)           72      (1,307)       1,190         2,021       5,652         633          653
    29,686      (137,700)      407,244       3,375       16,790        89,755      90,396       2,394        6,203
     7,701           449            --      23,687       14,887            --      11,072          --           --
    41,633      (178,536)      386,610      24,117       31,265        97,382     111,364       5,002        9,026

        --        28,286         1,440          --           --         6,688         360          --           --
      (998)      (48,988)     (194,594)     (2,310)        (597)      (64,068)    (59,348)     (4,475)      (4,237)
    (2,121)      (14,649)      (26,744)     (1,990)      (2,365)      (12,821)     (8,649)     (1,140)      (1,319)
   (44,192)   (1,490,649)     (102,046)     (7,017)     (29,064)      760,809     (25,731)      2,587        3,323
   (47,311)   (1,526,000)     (321,944)    (11,317)     (32,026)      690,608     (93,368)     (3,028)      (2,233)
    (5,678)   (1,704,536)       64,666      12,800         (761)      787,990      17,996       1,974        6,793
   128,227     1,714,923     1,650,257     137,139      137,900       529,543     511,547      83,907       77,114
  $122,549       $10,387    $1,714,923    $149,939     $137,139    $1,317,533    $529,543     $85,881      $83,907

       133        23,801        13,645         618          679        53,993       2,744         461          386
    (2,297)     (123,783)      (34,260)     (1,064)      (2,108)      (10,094)     (8,193)       (625)        (511)
    (2,164)      (99,982)      (20,615)       (446)      (1,429)       43,899      (5,449)       (164)        (125)

    LORD
 ABBETT MID
 CAP STOCK
 FUND, INC.
------------
    LORD
 ABBETT MID
 CAP STOCK
  FUND --
  CLASS A
------------
 YEAR ENDED
DECEMBER 31,
    2020
------------


     $(393)
     3,532
    11,509
        --
    14,648

        --
    (8,626)
    (4,161)
    20,895
     8,108
    22,756
   275,737
  $298,493

     4,876
    (3,765)
     1,111

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                                             LORD
                                          ABBETT MID
                                          CAP STOCK
                                          FUND, INC.
                                         (CONTINUED)                            PIMCO FUNDS
                                         ------------ ----------------------------------------------------------------


                                             LORD                                         PIMCO              PIMCO
                                          ABBETT MID            PIMCO                   LONG-TERM             LOW
                                          CAP STOCK          HIGH YIELD              U.S. GOVERNMENT        DURATION
                                           FUND --             FUND --                   FUND --            FUND --
                                           CLASS A             CLASS A                   CLASS A            CLASS A
                                         ------------ ------------------------- ------------------------- ------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                             2019         2020         2019         2020         2019         2020
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)             $(3,782)     $14,133      $18,332       $8,774       $5,115           $71
Net realized gain (loss) on investments      45,827       (8,443)      (1,549)      33,433      (11,775)       (3,237)
Change in unrealized appreciation
(depreciation) on investments                39,409          (58)      46,884      (63,340)      75,720        14,382
Capital gain distributions                    6,193           --           --      119,402           --            --
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                   87,647        5,632       63,667       98,269       69,060        11,216

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                    240        3,639          360        3,640          360         3,522
Transfers for contract benefits and
terminations                                (46,955)     (31,527)     (64,119)     (45,749)     (69,764)      (54,909)
Administrative expenses                      (6,676)      (7,881)      (8,951)     (10,027)      (9,558)      (14,510)
Transfers between subaccounts
(including fixed account), net             (266,432)    (240,054)     143,180      (48,304)      85,375       339,976
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                       (319,823)    (275,823)      70,470     (100,440)       6,413       274,079
INCREASE (DECREASE) IN NET ASSETS          (232,176)    (270,191)     134,137       (2,171)      75,473       285,295
Net assets at beginning of year             507,913      619,288      485,151      629,379      553,906       768,822
Net assets at end of year                  $275,737     $349,097     $619,288     $627,208     $629,379    $1,054,117

CHANGE IN UNITS (NOTE 5):
Units purchased                               2,981        4,294       11,817       10,193       14,701        45,551
Units redeemed                              (22,552)     (20,561)      (7,705)     (15,206)     (14,024)      (21,599)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                      (19,571)     (16,267)       4,112       (5,013)         677        23,952

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                                                                                                                       T. ROWE
                                                                                                                        PRICE
                                                                    PRUDENTIAL JENNISON                                CAPITAL
                                         PRUDENTIAL INVESTMENT    NATURAL RESOURCES FUND,                            APPRECIATION
       PIMCO FUNDS (CONTINUED)               PORTFOLIOS 18                 INC.             PUTNAM INVESTMENT FUNDS      FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       T. ROWE
                                                                                                                        PRICE
   PIMCO                                                                                                               CAPITAL
    LOW                                                                                      PUTNAM INTERNATIONAL    APPRECIATION
  DURATION          PIMCO TOTAL           PGIM JENNISON 20/20      PGIM JENNISON NATURAL     CAPITAL OPPORTUNITIES     FUND --
  FUND --         RETURN FUND --             FOCUS FUND --        RESOURCES FUND, INC. --           FUND --            ADVISOR
  CLASS A             CLASS A                   CLASS A                   CLASS A                   CLASS A             CLASS
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2019         2020         2019         2020         2019         2020         2019         2020         2019         2020
---------------------------------------------------------------------------------------------------------------------------------


   $12,202       $18,068      $56,723     $(1,508)     $(1,283)       $(356)      $2,533      $(1,227)     $(3,527)     $(2,448)
    (2,968)       19,149      (13,759)      3,182            8      (66,063)     (38,964)       6,954        3,151       27,035
    10,896        43,461      134,654      14,030       17,982      158,453      152,586       20,925       49,433       30,236
        --        95,714        2,250      12,323        7,243           --           --       10,201        3,226       52,588
    20,130       176,392      179,868      28,027       23,950       92,034      116,155       36,853       52,283      107,411

       360         9,102        1,500          --           --        6,680          360        3,402          240            3
   (64,644)     (340,773)    (316,757)     (3,963)      (4,075)     (46,733)    (110,017)     (19,212)     (30,539)     (32,291)
   (12,723)      (44,119)     (46,504)     (1,697)      (1,651)     (11,587)     (13,343)      (3,916)      (3,789)      (9,664)
    85,147       178,041      172,837     (12,623)      (5,193)    (161,141)      42,019       35,109      (16,843)     252,860
     8,140      (197,749)    (188,924)    (18,283)     (10,919)    (212,781)     (80,981)      15,383      (50,931)     210,908
    28,270       (21,357)      (9,056)      9,744       13,031     (120,747)      35,174       52,236        1,352      318,319
   740,552     2,815,364    2,824,420     106,260       93,229      799,791      764,617      243,353      242,001      506,448
  $768,822    $2,794,007   $2,815,364    $116,004     $106,260     $679,044     $799,791     $295,589     $243,353     $824,767

    14,631        58,623       40,911         636          306       86,436       49,418        9,190        3,073       13,072
   (13,881)      (73,271)     (54,270)     (1,419)        (883)    (126,857)     (66,993)      (6,936)      (7,861)      (4,592)
       750       (14,648)     (13,359)       (783)        (577)     (40,421)     (17,575)       2,254       (4,788)       8,480

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                                          T. ROWE PRICE
                                             CAPITAL
                                           APPRECIATION     T. ROWE PRICE EQUITY      T. ROWE PRICE GROWTH       THE AB
                                         FUND (CONTINUED)        INCOME FUND            STOCK FUND, INC.       PORTFOLIOS
                                         ---------------- ------------------------- ------------------------- ------------
                                                                                                                 AB ALL
                                          T. ROWE PRICE                                                          MARKET
                                             CAPITAL                                                             TOTAL
                                           APPRECIATION     T. ROWE PRICE EQUITY      T. ROWE PRICE GROWTH       RETURN
                                             FUND --           INCOME FUND --             STOCK FUND --       PORTFOLIO --
                                          ADVISOR CLASS         ADVISOR CLASS             ADVISOR CLASS         CLASS A
                                         ---------------- ------------------------- ------------------------- ------------
                                            YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                           DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                               2019           2020         2019         2020         2019         2020
--------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
Net investment income (expense)                 $(481)        $4,503       $2,356      $(4,612)     $(4,568)      $5,445
Net realized gain (loss) on investments        15,621          9,457        9,124       35,803       16,558        8,973
Change in unrealized appreciation
(depreciation) on investments                  51,395         77,545       44,226       54,109       59,658         (888)
Capital gain distributions                     20,838         12,131       16,000       11,614        5,316           --
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS                                     87,373        103,636       71,706       96,914       76,964       13,530

FROM CAPITAL TRANSACTIONS (NOTE 4):
Net premiums                                       --              5          840           --           --           --
Transfers for contract benefits and
terminations                                  (17,722)       (28,854)     (36,452)      (8,170)     (14,021)     (16,050)
Administrative expenses                        (6,745)        (7,878)      (4,672)      (5,045)      (4,963)      (5,415)
Transfers between subaccounts
(including fixed account), net                 43,284        488,661       (3,540)     (52,439)     (14,993)      19,858
INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL TRANSACTIONS                           18,817        451,934      (43,824)     (65,654)     (33,977)      (1,607)
INCREASE (DECREASE) IN NET ASSETS             106,190        555,570       27,882       31,260       42,987       11,923
Net assets at beginning of year               400,258        331,134      303,252      322,515      279,528      351,712
Net assets at end of year                    $506,448       $886,704     $331,134     $353,775     $322,515     $363,635

CHANGE IN UNITS (NOTE 5):
Units purchased                                 2,984         36,269          761          821          700        2,302
Units redeemed                                 (2,222)        (7,400)      (3,130)      (2,892)      (1,974)      (2,282)
NET INCREASE (DECREASE) IN UNITS FROM
CAPITAL TRANSACTIONS WITH CONTRACT
OWNERS                                            762         28,869       (2,369)      (2,071)      (1,274)          20

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4




    THE AB PORTFOLIOS (CONTINUED)                  THORNBURG INVESTMENT TRUST                     WELLS FARGO FUNDS TRUST
---------------------------------------------------------------------------------------------------------------------------------
   AB ALL                                                                                                            WELLS FARGO
   MARKET                                                                                                              TREASURY
   TOTAL                                                                                                              PLUS MONEY
   RETURN     AB WEALTH APPRECIATION    THORNBURG INTERNATIONAL   THORNBURG SMALL/MID CAP   WELLS FARGO DISCIPLINED     MARKET
PORTFOLIO --        STRATEGY --              VALUE FUND --            GROWTH FUND --           U.S. CORE FUND --       FUND --
  CLASS A             CLASS A                   CLASS A                   CLASS A                   CLASS A            CLASS A
---------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2019         2020         2019         2020         2019         2020         2019         2020         2019         2020
---------------------------------------------------------------------------------------------------------------------------------


    $2,066        $(53)        $(64)      $(3,488)       $(517)       $(41)        $(34)       $--          $--         $(1,220)
    18,678         644          602         2,574       (2,311)         30           24         --           --              --
    33,575       1,157        2,407        76,629       33,349         849          352         --            1              --
     2,813         305          450        14,241        9,190         217          226         --           --              --
    57,132       2,053        3,395        89,956       39,711       1,055          568         --            1          (1,220)

        --          --           --             3           --          --           --         --           --              --
   (35,470)       (308)        (263)      (18,469)      (5,065)         --           --         --           --        (329,573)
    (6,032)       (242)        (244)       (4,890)      (2,728)         (4)          (3)        --           --            (778)
    (8,550)        (87)        (697)      258,825          887          (1)          (1)        --           (1)        418,829
   (50,052)       (637)      (1,204)      235,469       (6,906)         (5)          (4)        --           (1)         88,478
     7,080       1,416        2,191       325,425       32,805       1,050          564         --           --          87,258
   344,632      17,146       14,955       185,258      152,453       2,654        2,090         --           --          22,203
  $351,712     $18,562      $17,146      $510,683     $185,258      $3,704       $2,654        $--          $--        $109,461

                                                                                                --           --
       858         129           46        27,523        1,945          --           --         --           --          67,213
    (4,703)       (160)        (136)       (6,447)      (2,630)         --           --         --           --         (57,108)
    (3,845)        (31)         (90)       21,076         (685)         --           --         --           --          10,105

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                                                       WELLS FARGO
                                                       FUNDS TRUST
                                                       (CONTINUED)
                                                     ---------------
                                                       WELLS FARGO
                                                      TREASURY PLUS
                                                      MONEY MARKET
                                                     FUND -- CLASS A
                                                     ---------------
                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                          2019
            --------------------------------------------------------

            INCREASE (DECREASE) IN NET ASSETS

            FROM OPERATIONS:
            Net investment income (expense)                 $132
            Net realized gain (loss) on investments           --
            Change in unrealized appreciation
            (depreciation) on investments                     --
            Capital gain distributions                        --
            INCREASE (DECREASE) IN NET ASSETS FROM
            OPERATIONS                                       132

            FROM CAPITAL TRANSACTIONS (NOTE 4):
            Net premiums                                      --
            Transfers for contract benefits and
            terminations                                (695,735)
            Administrative expenses                       (2,496)
            Transfers between subaccounts
            (including fixed account), net               710,027
            INCREASE (DECREASE) IN NET ASSETS FROM
            CAPITAL TRANSACTIONS                          11,796
            INCREASE (DECREASE) IN NET ASSETS             11,928
            Net assets at beginning of year               10,275
            Net assets at end of year                    $22,203

            CHANGE IN UNITS (NOTE 5):
            Units purchased                              149,296
            Units redeemed                              (147,979)
            NET INCREASE (DECREASE) IN UNITS FROM
            CAPITAL TRANSACTIONS WITH CONTRACT
            OWNERS                                         1,317

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2020

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 4 (the "Separate Account") is a separate investment account established on January 17, 2008, by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide.

   On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan.

   GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

   GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

   GLAIC's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

   GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

   GLAIC does business in Bermuda, the District of Columbia and all states, except New York.

   COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in GLAIC from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in GLAIC's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in GLAIC's variable annuity products. GLAIC observed minimal impacts from COVID-19 in its fixed and variable annuity products.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020


   While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on GLAIC and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery. GLAIC and the Separate Account continue to monitor pandemic developments and the potential financial impacts on their business. Contract owners should continue to monitor their account values.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios) of open-end mutual funds ("Funds"). Such Portfolios are also available for sale directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible purchase payment variable deferred annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   During the years ended December 31, 2020 and 2019, the following portfolio names were changed:

  PRIOR PORTFOLIO NAME                CURRENT PORTFOLIO NAME                 EFFECTIVE DATE
------------------------- ------------------------------------------------ ------------------
Allianz Funds --          Allianz Funds -- AllianzGI International Value    December 18, 2020
  AllianzGI NFJ             Fund -- Class A
  International Value
  Fund -- Class A
Allianz Funds --          Allianz Funds -- AllianzGI Large-Cap Value        December 18, 2020
  AllianzGI NFJ             Fund -- Class A
  Large-Cap Value Fund
  -- Class A
Thornburg Investment      Thornburg Investment Trust -- Thornburg           December 18, 2020
  Trust -- Thornburg        Small/Mid Cap Growth Fund -- Class A
  Core Growth Fund --
  Class A
AIM Counselor Series      AIM Counselor Series Trust (Invesco Counselor    September 30, 2020
  Trust (Invesco            Series Trust) -- Invesco Capital Appreciation
  Counselor Series          Fund -- Class A
  Trust) -- Invesco
  Oppenheimer Capital
  Appreciation -- Class A
AIM Equity Funds          AIM Equity Funds (Invesco Equity                 September 30, 2020
  (Invesco Equity Funds)    Funds) -- Invesco Main Street Fund(R) --
  -- Invesco Oppenheimer    Class A
  Main Street Fund(R) --
  Class A
AIM Growth Series         AIM Growth Series (Invesco Growth Series) --     September 30, 2020
  (Invesco Growth           Invesco Main Street Mid Cap Fund(R) --
  Series) -- Invesco        Class A
  Oppenheimer Main
  Street Mid Cap Fund(R)
  -- Class A

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020

  PRIOR PORTFOLIO NAME                CURRENT PORTFOLIO NAME                EFFECTIVE DATE
------------------------  ----------------------------------------------- ------------------
AIM International Mutual  AIM International Mutual Funds (Invesco         September 30, 2020
  Funds (Invesco            International Mutual Funds) -- Invesco
  International Mutual      Global Fund -- Class A
  Funds) -- Invesco
  Oppenheimer Global
  Fund -- Class A
Federated Equity Funds    Federated Hermes Equity Funds -- Federated           June 26, 2020
  -- Federated Kaufmann     Hermes Kaufmann Fund -- Class A
  Fund -- Class A
Columbia Funds Series     Columbia Funds Series Trust -- Columbia           January 13, 2020
  Trust -- Columbia         Large Cap Growth Opportunity Fund --
  Large Cap Growth Fund     Class A
  III -- Class A
Oppenheimer Capital       AIM Counselor Series Trust (Invesco Counselor         May 27, 2019
  Appreciation Fund --      Series Trust) -- Invesco Oppenheimer Capital
  Oppenheimer Capital       Appreciation Fund -- Class A
  Appreciation Fund --
  Class A
Oppenheimer Global Fund   AIM International Mutual Funds (Invesco               May 27, 2019
  -- Oppenheimer Global     International Mutual Funds) -- Invesco
  Fund -- Class A           Oppenheimer Global Fund -- Class A
Oppenheimer Main Street   AIM Equity Funds (Invesco Equity Funds) --            May 27, 2019
  Funds, Inc. --            Invesco Oppenheimer Main Street Fund(R) --
  Oppenheimer Main          Class A
  Street Fund(R) --
  Class A
Oppenheimer Main Street   AIM Growth Series (Invesco Growth Series) --          May 27, 2019
  Mid Cap Fund --           Invesco Oppenheimer Main Street Mid Cap
  Oppenheimer Main          Fund(R) -- Class A
  Street Mid Cap Fund(R)
  -- Class A
Columbia Funds Series     Columbia Funds Series Trust -- Columbia                May 1, 2019
  Trust -- Columbia Mid     Select Mid Cap Value Fund -- Class A
  Cap Value Fund --
  Class A
Wells Fargo Funds Trust   Wells Fargo Funds Trust -- Wells Fargo Classic      March 29, 2019
  -- Wells Fargo            Value Fund -- Class A
  Intrinsic Value Fund
  -- Class A

   During the years ended December 31, 2020 and 2019, the following portfolio was liquidated, and the portfolio assets were reinvested in a new portfolio:

LIQUIDATED PORTFOLIO               REINVESTED PORTFOLIO           INCEPTION DATE
--------------------      --------------------------------------- --------------
Columbia Funds Series     Columbia Acorn Trust -- Columbia Acorn  August 7, 2020
  Trust -- Columbia         International Select -- Class A
  Select International
  Equity Fund -- Class A

   As of December 31, 2020, Wells Fargo Funds Trust - Wells Fargo Classic Value Fund - Class A was available as an investment option under the contract, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020


  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Accounts are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2020 and there were no transfers between the levels during 2020.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contract.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) NET ASSETS

   Net assets are currently attributable to contract owners in the accumulation period as no contract owners have begun receiving annuity payments.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020


  (F) SUBSEQUENT EVENTS

   No material subsequent events have occurred since December 31, 2020 through April 20, 2021, the date the financial statements were issued, that would require adjustment to the financial statements.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2020 were:

                            COST OF    PROCEEDS
                             SHARES      FROM
FUND/PORTFOLIO              ACQUIRED  SHARES SOLD
--------------             ---------- -----------
AB Cap Fund, Inc.
   AB Small Cap Growth
     Portfolio -- Class A. $  339,898 $  136,666
AB Trust
   AB International
     Value Fund --
     Class A..............     82,821    340,595
AIM Counselor Series
  Trust (Invesco
  Counselor Series Trust)
   Invesco Capital
     Appreciation Fund
     -- Class A...........     28,710    495,293
AIM Equity Funds
  (Invesco Equity Funds)
   Invesco Charter Fund
     -- Class A...........      3,436      4,062
   Invesco Main Street
     Fund(R) -- Class A...    185,248  1,896,198
AIM Growth Series
  (Invesco Growth Series)
   Invesco Main Street
     Mid Cap Fund(R) --
     Class A..............    106,112    317,530
AIM International Mutual
  Funds (Invesco
  International Mutual
  Funds)
   Invesco Global Fund
     -- Class A...........    233,953    352,102
AIM Sector Funds
  (Invesco Sector Funds)
   Invesco Comstock Fund
     -- Class A...........    123,202    106,170
Allianz Funds
   AllianzGI
     International Value
     Fund -- Class A......     96,041     82,315
   AllianzGI Large-Cap
     Value Fund --
     Class A..............  1,161,804    113,316
American Century Capital
  Portfolios, Inc.
   American Century
     Equity Income Fund
     -- A Class...........    297,363     37,057
American Century
  Government Income Trust
   American Century
     Inflation --
     Adjusted Bond Fund
     -- Advisor Class.....    109,826    552,820
BlackRock Basic Value
  Fund, Inc.
   BlackRock Basic Value
     Fund -- Investor A...    173,039     97,135
BlackRock Global
  Allocation Fund, Inc.
   BlackRock Global
     Allocation Fund --
     Investor A...........    381,454    821,295
Calamos Investment Trust
   Calamos Growth Fund
     -- Class A...........     43,444    154,232
Cohen & Steers Global
  Realty Shares, Inc.
   Cohen & Steers Global
     Realty Shares --
     Class A..............    136,147    100,118
Columbia Acorn Trust
   Columbia Acorn Fund
     -- Class A...........    114,878    207,858
   Columbia Acorn
     International
     Select -- Class A....    316,658     47,030
Columbia Funds Series
  Trust
   Columbia Large Cap
     Growth Opportunity
     Fund -- Class A......      8,554      9,971
   Columbia Select
     International
     Equity Fund --
     Class A..............     92,638    467,519
   Columbia Select Mid
     Cap Value Fund --
     Class A..............     82,060    322,741

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020

                           COST OF    PROCEEDS
                            SHARES      FROM
FUND/PORTFOLIO             ACQUIRED  SHARES SOLD
--------------            ---------- -----------
Davis New York Venture
  Fund, Inc.
   Davis New York
     Venture Fund --
     Class A............. $  142,843 $  302,676
Eaton Vance Mutual Funds
  Trust
   Eaton Vance
     Floating-Rate Fund
     -- Class A..........    116,078    447,942
Eaton Vance Special
  Investment Trust
   Eaton Vance Large-Cap
     Value Fund --
     Class A.............    205,647    412,795
Federated Hermes Equity
  Funds
   Federated Hermes
     Kaufmann Fund --
     Class A.............    333,673     75,277
Fidelity Advisor Series I
   Fidelity Advisor
     Balanced Fund --
     Class A.............     60,464     93,435
   Fidelity Advisor
     Equity Growth Fund
     -- Class A..........  1,394,020    224,172
   Fidelity Advisor
     Leveraged Company
     Stock Fund --
     Class A.............      6,840     17,353
Fidelity Advisor Series
  II
   Fidelity Advisor Mid
     Cap II Fund --
     Class A.............     51,756    324,285
Fidelity Contrafund
   Fidelity Advisor New
     Insights Fund --
     Class A.............    168,807    633,317
Franklin Fund Allocator
  Series
   Franklin Founding
     Funds Allocation
     Fund -- Class A.....    105,358     94,957
Franklin Value Investors
  Trust
   Franklin Small Cap
     Value Fund --
     Class A.............     46,756     47,977
Highland Funds II
   Highland Total Return
     Fund................    129,554    429,533
JPMorgan Trust II
   JPMorgan Core Bond
     Fund -- Class A.....  1,274,154    840,255
   JPMorgan Investor
     Growth & Income
     Fund -- Class A.....     24,313     31,792
Janus Investment Fund
   Janus Henderson Forty
     Fund -- Class A.....    344,284     92,001
Legg Mason Global Asset
  Management Trust
   ClearBridge Value
     Trust -- Class FI...    309,797  1,848,098
Legg Mason Partners
  Variable Equity Trust
   ClearBridge
     Aggressive Growth
     Fund -- Class FI....     36,534     25,802
Lord Abbett Affiliated
  Fund, Inc.
   Lord Abbett
     Affiliated Fund --
     Class A.............    876,496    180,249
Lord Abbett
  Bond-Debenture Fund,
  Inc.
   Lord Abbett
     Bond-Debenture Fund
     -- Class A..........     11,015     12,111
Lord Abbett Mid Cap
  Stock Fund, Inc.
   Lord Abbett Mid Cap
     Stock Fund --
     Class A.............     67,818     60,078
PIMCO Funds
   PIMCO High Yield Fund
     -- Class A..........     92,934    353,649
   PIMCO Long-Term U.S.
     Government Fund --
     Class A.............    348,353    320,422
   PIMCO Low Duration
     Fund -- Class A.....    529,668    254,518
   PIMCO Total Return
     Fund -- Class A.....  1,018,926  1,100,838
Prudential Investment
  Portfolios 18
   PGIM Jennison 20/20
     Focus Fund --
     Class A.............     24,810     32,279
Prudential Jennison
  Natural Resources
  Fund, Inc.
   PGIM Jennison Natural
     Resources Fund,
     Inc. -- Class A.....    262,231    475,372

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020

                           COST OF   PROCEEDS
                            SHARES     FROM
FUND/PORTFOLIO             ACQUIRED SHARES SOLD
--------------             -------- -----------
Putnam Investment Funds
   Putnam International
     Capital
     Opportunities Fund
     -- Class A........... $105,675  $ 81,315
T. Rowe Price Capital
  Appreciation Fund
   T. Rowe Price Capital
     Appreciation Fund
     -- Advisor Class.....  383,904   123,055
T. Rowe Price Equity
  Income Fund
   T. Rowe Price Equity
     Income Fund --
     Advisor Class........  606,862   138,269
T. Rowe Price Growth
  Stock Fund, Inc.
   T. Rowe Price Growth
     Stock Fund --
     Advisor Class........   35,917    94,570
The AB Portfolios
   AB All Market Total
     Return Portfolio --
     Class A..............   39,047    35,208
   AB Wealth
     Appreciation
     Strategy -- Class A..    2,003     2,387
Thornburg Investment
  Trust
   Thornburg
     International Value
     Fund -- Class A......  326,989    80,460
   Thornburg Small/Mid
     Cap Growth Fund --
     Class A..............      218        47
Wells Fargo Funds Trust
   Wells Fargo
     Disciplined U.S.
     Core Fund -- Class A.        1        --
   Wells Fargo Treasury
     Plus Money Market
     Fund -- Class A......  587,023   507,948

(4)RELATED PARTY TRANSACTIONS

  (A) GLAIC

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. GLAIC may deduct charges for premium tax or other tax levied by any governmental entity from purchase payments or assets when the premium tax is incurred or when we pay proceeds under the contract.

   Charges are assessed under the contracts to cover mortality and expense risks that GLAIC assumes, certain administrative expenses, as well as any additional elective benefits provided under the contract. Contract owners may elect one of two separate classes of contracts available: one class that assesses a sales charge upon surrender of the contract within 7 years of receipt of the purchase payment ("Class B") and the other class which assesses a sales charge upon surrender of the contract within 4 years of receipt of the purchase payment ("Class L"). There is also a charge assessed if the contract owner elects a joint annuitant, a living benefit rider option and/or a death benefit rider option.

   The mortality and expense risk charge for the contract is lower if the contract owner elects Class B and higher if the contract owner elects Class L. As of December 31, 2020, the mortality and expense risk charge was 1.20% for Class B and 1.50% for Class L. As of December 31, 2020, the administrative expense charge for both classes was 0.15% and the joint annuitant charge for both classes was 0.05%. The administrative expense charge, mortality and expense risk charge and joint annuitant charge are assessed on the contract owners' average daily net assets in the Separate Account and, therefore, are assessed through a reduction of unit values.

   As of December 31, 2020, the charge for the living benefit rider options upon reset was 1.25% of benefit base and, if the Principal Protection Death Benefit ("PPDB") was elected with the living benefit rider option, there is an additional charge that ranged from 0.15% to 0.50% of the value of the PPDB. The charge for the Annual Step-Up Death Benefit Rider ("ASDB") as of December 31, 2020 was 0.20%. The charge for the ASDB is assessed as a percentage of contract value at the time the charge is taken. The charges for the living benefit riders, including the PPDB, and the ASDB are assessed through a redemption in units.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020


   Note 6 demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more available rider options equal to the total amount assessed on a daily basis. The range of contract charges as of December 31, 2020 was 1.35% to 1.70% as a percentage of contract owners' average daily net assets in the Separate Account and reflect a Class B contract with a single annuitant (lowest fee) to a Class L contract with joint annuitants. The charges for the living benefit riders, including the PPDB, and the ASDB rider are not reflected in this range because the charges are not assessed on the contract owners' average daily net assets in the Separate Account. In addition to the charges described above, an annual contract maintenance charge of $30.00 is assessed to all contracts. This charge is taken on each contract anniversary and at the time the contract is surrendered. This charge is assessed through a redemption in units. This charge is not assessed if the contract owner's contract value is $40,000 or more at the time the charge is due.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (C) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser period ended December 31, 2020 and 2019 are reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2020, 2019, 2018, 2017, and 2016 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

   Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2020 and were available to contract owners during 2020. The following funds were not disclosed but were available to contract owners as they had no outstanding units as of December 31, 2020: AIM Counselor Series Trust (Invesco Counselor Series Trust) -- Invesco Capital Appreciation Fund -- Class A, Wells Fargo Funds Trust -- Wells Fargo Classic Value Fund -- Class A, and Wells Fargo Funds Trust -- Wells Fargo Disciplined U.S. Core Fund -- Class A.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020

                                         EXPENSE AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
AB Cap Fund, Inc.
 AB Small Cap Growth Portfolio --
   Class A
   2020................................ 1.35% to 1.70%   9,250 48.89 to 46.75   445    0.00%      51.52% to   50.98%
   2019................................ 1.35% to 1.70%   4,329 32.26 to 30.96   137    0.00%      33.94% to   33.46%
   2018................................ 1.35% to 1.65%   4,793 24.09 to 23.33   113    0.00%     (2.25)% to  (2.55)%
   2017................................ 1.35% to 1.65%   5,216 24.64 to 23.94   126    0.00%      32.79% to   32.39%
   2016................................ 1.35% to 1.65%   6,016 18.56 to 18.08   110    0.00%       4.98% to    4.66%
AB Trust
 AB International Value Fund --
   Class A
   2020................................ 1.35% to 1.70%  17,108  6.84 to  6.54   113    0.52%       0.64% to    0.28%
   2019................................ 1.35% to 1.70%  60,820  6.79 to  6.52   406    1.11%      14.91% to   14.50%
   2018................................ 1.35% to 1.70%  65,447  5.91 to  5.69   381    0.23%    (24.21)% to (24.48)%
   2017................................ 1.35% to 1.70%  53,769  7.80 to  7.54   413    1.62%      23.15% to   22.71%
   2016................................ 1.35% to 1.70%  94,316  6.33 to  6.14   590    0.19%     (2.31)% to  (2.65)%
AIM Equity Funds
  (Invesco Equity Funds)
 Invesco Charter Fund -- Class A
   2020................................ 1.35% to 1.70%   1,159 20.74 to 19.83    24    0.59%      11.97% to   11.57%
   2019................................ 1.35% to 1.70%   1,192 18.52 to 17.78    22    0.68%      27.26% to   26.81%
   2018................................ 1.35% to 1.70%   1,535 14.56 to 14.02    22    0.02%    (10.87)% to (11.19)%
   2017................................ 1.35% to 1.70%  96,360 16.33 to 15.78 1,558    0.51%      11.73% to   11.33%
   2016................................ 1.35% to 1.70% 105,208 14.62 to 14.18 1,524    1.27%       8.83% to    8.45%
 Invesco Main Street Fund(R) --
   Class A
   2020................................ 1.35% to 1.65%  18,481 25.32 to 24.36   457    0.29%      12.82% to   12.48%
   2019................................ 1.35% to 1.70%  96,100 22.44 to 21.53 2,130    0.81%      30.16% to   29.70%
   2018................................ 1.35% to 1.70% 120,343 17.24 to 16.60 2,051    0.96%     (9.14)% to  (9.46)%
   2017................................ 1.35% to 1.70% 113,866 18.97 to 18.34 2,137    1.02%      15.17% to   14.76%
   2016................................ 1.35% to 1.70% 125,151 16.47 to 15.98 2,041    1.05%       9.92% to    9.53%
AIM Growth Series
  (Invesco Growth Series)
 Invesco Main Street Mid Cap
   Fund(R) -- Class A
   2020................................ 1.35% to 1.70%  13,680 23.29 to 22.27   315    0.00%       7.66% to    7.28%
   2019................................ 1.35% to 1.70%  24,229 21.64 to 20.76   519    0.00%      30.36% to   29.90%
   2018................................ 1.35% to 1.70%  17,376 16.60 to 15.98   285    0.00%    (13.44)% to (13.75)%
   2017................................ 1.35% to 1.70%  19,383 19.17 to 18.53   368    0.37%      13.14% to   12.74%
   2016................................ 1.35% to 1.70%  24,516 16.95 to 16.44   412    0.84%      11.89% to   11.49%
AIM International Mutual Funds
  (Invesco International Mutual Funds)
 Invesco Global Fund -- Class A
   2020................................ 1.35% to 1.70%  63,530 24.80 to 23.72 1,535    0.00%      25.90% to   25.45%
   2019................................ 1.35% to 1.70%  71,726 19.70 to 18.91 1,379    0.53%      29.79% to   29.33%
   2018................................ 1.35% to 1.70%  85,469 15.18 to 14.62 1,270    0.40%    (14.73)% to (15.04)%
   2017................................ 1.35% to 1.70%  96,595 17.80 to 17.21 1,688    0.53%      34.41% to   33.93%
   2016................................ 1.35% to 1.70% 121,647 13.24 to 12.85 1,586    0.63%     (1.19)% to  (1.54)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020

                                            EXPENSE AS A                         NET   INVESTMENT
                                            % OF AVERAGE                        ASSETS   INCOME
                                           NET ASSETS (1) UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                           -------------- ------ -------------- ------ ---------- --------------------
AIM Sector Funds
  (Invesco Sector Funds)
 Invesco Comstock Fund -- Class A
   2020................................... 1.35% to 1.65% 27,693 21.26 to 20.46   583    2.37%     (2.13)% to  (2.42)%
   2019................................... 1.35% to 1.65% 26,292 21.73 to 20.97   566    2.06%      23.65% to   23.27%
   2018................................... 1.35% to 1.65% 29,943 17.57 to 17.01   522    1.44%    (13.43)% to (13.69)%
   2017................................... 1.35% to 1.70% 39,139 20.30 to 19.62   789    1.53%      16.18% to   15.77%
   2016................................... 1.35% to 1.70% 41,895 17.47 to 16.94   728    2.19%      16.24% to   15.83%
Allianz Funds
 AllianzGI International Value Fund --
   Class A
   2020................................... 1.35% to 1.70% 40,380  8.89 to  8.50   355    2.43%       7.87% to    7.49%
   2019................................... 1.35% to 1.70% 38,085  8.24 to  7.91   311    2.48%      19.91% to   19.49%
   2018................................... 1.35% to 1.70% 45,064  6.87 to  6.62   306    1.77%    (17.12)% to (17.42)%
   2017................................... 1.35% to 1.70% 57,153  8.29 to  8.01   469    1.44%      21.16% to   20.73%
   2016................................... 1.35% to 1.70% 93,495  6.84 to  6.64   634    2.65%     (7.86)% to  (8.18)%
 AllianzGI Large-Cap Value Fund --
   Class A
   2020................................... 1.35% to 1.70% 70,787 17.17 to 16.42 1,202    0.30%       0.56% to    0.20%
   2019................................... 1.35% to 1.70%     -- 17.08 to 16.39    --    0.00%      22.92% to   22.48%
   2018................................... 1.35% to 1.70%     -- 13.89 to 13.38    --    0.66%    (10.92)% to (11.24)%
   2017................................... 1.35% to 1.70% 36,768 15.60 to 15.07   568    1.41%      19.32% to   18.90%
   2016................................... 1.35% to 1.70%     -- 13.10 to 12.71    --    0.00%      12.33% to   11.93%
American Century Capital Portfolios, Inc.
 American Century Equity Income
   Fund -- A Class
   2020................................... 1.35% to 1.70% 18,807 21.75 to 20.80   403    1.24%     (0.53)% to  (0.89)%
   2019................................... 1.40% to 1.70%  5,506 21.74 to 20.99   118    2.03%      22.07% to   21.70%
   2018................................... 1.40% to 1.70%  6,045 17.81 to 17.24   106    1.71%     (5.97)% to  (6.26)%
   2017................................... 1.40% to 1.70%  6,628 18.94 to 18.40   124    1.54%      11.48% to   11.14%
   2016................................... 1.35% to 1.70%  8,382 17.06 to 16.55   141    1.80%      17.59% to   17.18%
American Century Government Income
  Trust
 American Century Inflation --
   Adjusted Bond Fund -- Advisor
   Class
   2020................................... 1.35% to 1.70% 21,775 12.53 to 11.98   270    1.19%       8.55% to    8.16%
   2019................................... 1.35% to 1.70% 58,775 11.54 to 11.08   671    2.14%       6.05% to    5.68%
   2018................................... 1.35% to 1.70% 64,207 10.88 to 10.48   691    2.54%     (4.00)% to  (4.34)%
   2017................................... 1.35% to 1.70% 63,376 11.34 to 10.96   711    1.91%       1.45% to    1.09%
   2016................................... 1.35% to 1.70% 64,500 11.18 to 10.84   714    1.73%       2.97% to    2.61%
BlackRock Basic Value Fund, Inc.
 BlackRock Basic Value Fund --
   Investor A
   2020................................... 1.35% to 1.70% 29,686 19.36 to 18.51   558    2.06%       1.59% to    1.23%
   2019................................... 1.35% to 1.70% 27,724 19.06 to 18.29   515    2.29%      22.19% to   21.76%
   2018................................... 1.35% to 1.70% 29,353 15.60 to 15.02   448    1.65%     (9.18)% to  (9.51)%
   2017................................... 1.35% to 1.70% 30,682 17.17 to 16.60   516    1.49%       6.79% to    6.42%
   2016................................... 1.35% to 1.70% 32,103 16.08 to 15.60   508    1.51%      16.68% to   16.27%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020

                                         EXPENSE AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- -------------------
BlackRock Global Allocation Fund, Inc.
 BlackRock Global Allocation Fund --
   Investor A
   2020................................ 1.35% to 1.70% 221,432 16.57 to 15.85 3,592    0.46%     19.16% to   18.74%
   2019................................ 1.35% to 1.70% 268,234 13.91 to 13.35 3,657    1.11%     15.63% to   15.22%
   2018................................ 1.35% to 1.70% 318,579 12.03 to 11.59 3,769    0.55%    (8.88)% to  (9.21)%
   2017................................ 1.35% to 1.70% 361,890 13.20 to 12.76 4,704    0.93%     11.79% to   11.40%
   2016................................ 1.35% to 1.70% 412,425 11.81 to 11.45 4,804    0.95%      2.35% to    1.99%
Calamos Investment Trust
 Calamos Growth Fund -- Class A
   2020................................ 1.35% to 1.70%   8,673 23.92 to 22.87   205    0.00%     31.13% to   30.67%
   2019................................ 1.35% to 1.70%  15,070 18.24 to 17.51   272    0.00%     29.34% to   28.88%
   2018................................ 1.35% to 1.70%  17,191 14.10 to 13.58   240    0.00%    (7.15)% to  (7.48)%
   2017................................ 1.35% to 1.70%  19,886 15.19 to 14.68   299    0.00%     24.89% to   24.45%
   2016................................ 1.35% to 1.70%  23,891 12.16 to 11.80   288    0.00%    (3.45)% to  (3.79)%
Cohen & Steers Global Realty Shares,
  Inc.
 Cohen & Steers Global Realty
   Shares -- Class A
   2020................................ 1.35% to 1.70%  26,239 14.39 to 13.76   374    2.27%    (3.97)% to  (4.31)%
   2019................................ 1.35% to 1.70%  22,535 14.99 to 14.38   334    4.05%     22.70% to   22.26%
   2018................................ 1.35% to 1.70%  26,384 12.22 to 11.77   319    2.81%    (5.50)% to  (5.84)%
   2017................................ 1.35% to 1.70%  31,534 12.93 to 12.49   403    1.78%     11.02% to   10.63%
   2016................................ 1.35% to 1.70%  38,707 11.64 to 11.29   447    4.13%      2.01% to    1.65%
Columbia Acorn Trust
 Columbia Acorn Fund -- Class A
   2020................................ 1.35% to 1.70%  10,105 28.16 to 26.93   280    0.00%     27.44% to   26.99%
   2019................................ 1.35% to 1.70%  15,760 22.10 to 21.20   342    0.00%     24.51% to   24.07%
   2018................................ 1.35% to 1.70%  17,664 17.75 to 17.09   308    0.00%    (6.51)% to  (6.84)%
   2017................................ 1.35% to 1.70%  19,334 18.98 to 18.35   361    0.00%     23.23% to   22.80%
   2016................................ 1.35% to 1.70%  23,928 15.40 to 14.94   363    0.00%      8.58% to    8.19%
 Columbia Acorn International
   Select -- Class A
   2020 (4)............................ 1.35% to 1.70%  27,251 11.49 to 11.48   313    0.00%     14.92% to   14.76%
Columbia Funds Series Trust
 Columbia Large Cap Growth
   Opportunity Fund -- Class A
   2020................................ 1.35% to 1.65%   2,398 22.34 to 22.06    54    0.00%     38.60% to   38.18%
   2019................................ 1.35% to 1.65%   2,772 16.12 to 15.97    45    0.00%     34.10% to   33.70%
   2018................................ 1.35% to 1.65%   3,152 12.02 to 11.94    38    0.00%    (5.67)% to  (5.96)%
   2017................................ 1.35% to 1.65%   3,284 12.74 to 12.70    42    0.00%     25.86% to   25.48%
   2016 (5)............................ 1.35% to 1.65%   4,133 10.13 to 10.12    42    0.00%      7.39% to    7.07%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020

                                       EXPENSE AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
 Columbia Select Mid Cap Value
   Fund -- Class A
   2020.............................. 1.35% to 1.70%   1,362 20.69 to 19.79    27    0.94%       5.04% to    4.67%
   2019.............................. 1.35% to 1.70%  16,167 19.70 to 18.90   314    0.92%      29.53% to   29.07%
   2018.............................. 1.35% to 1.70%  19,859 15.21 to 14.65   298    0.47%    (14.63)% to (14.94)%
   2017.............................. 1.35% to 1.70%  24,424 17.81 to 17.22   430    0.96%      11.81% to   11.41%
   2016.............................. 1.35% to 1.70%  24,363 15.93 to 15.45   384    0.74%      12.42% to   12.02%
Davis New York Venture Fund, Inc.
 Davis New York Venture Fund --
   Class A
   2020.............................. 1.35% to 1.70%  36,547 21.33 to 20.40   770    0.50%       9.91% to    9.52%
   2019.............................. 1.35% to 1.70%  46,117 19.41 to 18.63   882    1.55%      29.14% to   28.68%
   2018.............................. 1.35% to 1.70%  51,479 15.03 to 14.47   763    0.56%    (14.19)% to (14.50)%
   2017.............................. 1.35% to 1.70% 116,755 17.51 to 16.93 2,023    0.31%      20.51% to   20.08%
   2016.............................. 1.35% to 1.70%  69,825 14.53 to 14.10 1,005    0.78%      10.74% to   10.35%
Eaton Vance Mutual Funds Trust
 Eaton Vance Floating-Rate Fund --
   Class A
   2020.............................. 1.35% to 1.70%  23,385 13.73 to 13.13   317    3.59%       0.78% to    0.42%
   2019.............................. 1.35% to 1.70%  50,164 13.62 to 13.07   673    4.58%       5.40% to    5.02%
   2018.............................. 1.35% to 1.70%  62,695 12.93 to 12.45   800    4.05%     (0.83)% to  (1.18)%
   2017.............................. 1.35% to 1.70%  46,830 13.03 to 12.60   602    3.56%       2.67% to    2.31%
   2016.............................. 1.35% to 1.70%  38,059 12.69 to 12.31   477    4.05%       9.44% to    9.05%
Eaton Vance Special Investment Trust
 Eaton Vance Large-Cap Value
   Fund -- Class A
   2020.............................. 1.35% to 1.70%  49,374 17.59 to 16.82   859    1.35%       0.90% to    0.54%
   2019.............................. 1.35% to 1.70%  62,291 17.43 to 16.73 1,075    1.26%      28.04% to   27.58%
   2018.............................. 1.35% to 1.70%  75,954 13.61 to 13.11 1,025    1.24%     (8.09)% to  (8.42)%
   2017.............................. 1.35% to 1.70%  49,848 14.81 to 14.32   733    1.22%      13.26% to   12.86%
   2016.............................. 1.35% to 1.70% 132,836 13.08 to 12.68 1,723    1.41%       8.09% to    7.71%
Federated Hermes Equity Funds
 Federated Hermes Kaufmann Fund --
   Class A
   2020.............................. 1.35% to 1.70%  14,968 31.45 to 30.08   461    0.00%      26.85% to   26.40%
   2019.............................. 1.35% to 1.65%   6,715 24.79 to 23.94   161    0.00%      31.15% to   30.75%
   2018.............................. 1.35% to 1.65%   7,474 18.91 to 18.31   137    0.00%       2.23% to    1.91%
   2017.............................. 1.35% to 1.65%   9,197 18.49 to 17.96   166    0.00%      26.02% to   25.64%
   2016.............................. 1.35% to 1.65%   9,880 14.68 to 14.30   142    0.00%       1.68% to    1.38%
Fidelity Advisor Series I
 Fidelity Advisor Balanced Fund --
   Class A
   2020.............................. 1.35% to 1.70%  48,647 22.62 to 21.63 1,085    1.07%      20.47% to   20.04%
   2019.............................. 1.35% to 1.70%  52,158 18.78 to 18.02   966    1.39%      22.08% to   21.65%
   2018.............................. 1.35% to 1.70%  56,995 15.38 to 14.81   866    1.21%     (5.75)% to  (6.08)%
   2017.............................. 1.35% to 1.70%  60,496 16.32 to 15.77   976    1.24%      14.53% to   14.12%
   2016.............................. 1.35% to 1.70%  62,551 14.25 to 13.82   884    1.23%       5.49% to    5.11%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020

                                         EXPENSE AS A                         NET   INVESTMENT
                                         % OF AVERAGE                        ASSETS   INCOME
                                        NET ASSETS (1) UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------ -------------- ------ ---------- --------------------
 Fidelity Advisor Equity Growth
   Fund -- Class A
   2020................................ 1.35% to 1.70% 36,405 35.72 to 34.15 1,286    0.00%      41.49% to   40.99%
   2019................................ 1.35% to 1.35%    344 25.24 to 25.24     9    0.00%      31.88% to   31.88%
   2018................................ 1.35% to 1.35%    375 19.14 to 19.14     7    0.00%     (1.80)% to  (1.80)%
   2017................................ 1.35% to 1.70%     -- 19.49 to 18.84    --    0.00%      33.03% to   32.56%
   2016................................ 1.35% to 1.70%     -- 14.65 to 14.21    --    0.00%     (1.06)% to  (1.41)%
 Fidelity Advisor Leveraged Company
   Stock Fund -- Class A
   2020................................ 1.35% to 1.70%  1,802 19.99 to 19.11    36    0.00%      27.16% to   26.71%
   2019................................ 1.35% to 1.70%  2,322 15.72 to 15.08    36    0.00%      27.72% to   27.27%
   2018................................ 1.35% to 1.70%  2,975 12.31 to 11.85    36    0.00%    (17.20)% to (17.50)%
   2017................................ 1.35% to 1.70%  3,589 14.86 to 14.36    53    0.46%      15.74% to   15.33%
   2016................................ 1.35% to 1.70%  5,388 12.84 to 12.45    69    0.60%       7.57% to    7.19%
Fidelity Advisor Series II
 Fidelity Advisor Mid Cap II Fund --
   Class A
   2020................................ 1.35% to 1.65%    683 22.03 to 21.20    15    0.01%      16.74% to   16.39%
   2019................................ 1.35% to 1.70% 16,059 18.87 to 18.11   300    0.39%      21.65% to   21.21%
   2018................................ 1.35% to 1.70% 18,915 15.51 to 14.94   290    0.17%    (16.25)% to (16.55)%
   2017................................ 1.35% to 1.70% 27,028 18.52 to 17.90   495    0.27%      18.63% to   18.22%
   2016................................ 1.35% to 1.70% 20,398 15.61 to 15.14   315    0.20%      10.09% to    9.70%
Fidelity Contrafund
 Fidelity Advisor New Insights Fund --
   Class A
   2020................................ 1.35% to 1.70% 25,277 28.79 to 27.53   714    0.01%      21.97% to   21.53%
   2019................................ 1.35% to 1.70% 46,040 23.60 to 22.65 1,070    0.13%      27.41% to   26.96%
   2018................................ 1.35% to 1.70% 54,855 18.53 to 17.84 1,003    0.00%     (5.75)% to  (6.09)%
   2017................................ 1.35% to 1.70% 44,303 19.66 to 19.00   860    0.00%      26.30% to   25.85%
   2016................................ 1.35% to 1.70% 55,301 15.56 to 15.10   852    0.14%       4.84% to    4.46%
Franklin Fund Allocator Series
 Franklin Founding Funds Allocation
   Fund -- Class A
   2020................................ 1.35% to 1.70% 52,352 14.87 to 14.22   767    3.66%       0.18% to  (0.18)%
   2019................................ 1.35% to 1.70% 54,811 14.84 to 14.24   803    3.06%      16.22% to   15.80%
   2018................................ 1.35% to 1.70% 60,767 12.77 to 12.30   767    3.35%    (11.05)% to (11.36)%
   2017................................ 1.35% to 1.70% 77,651 14.35 to 13.87 1,105    2.98%       9.70% to    9.32%
   2016................................ 1.35% to 1.70% 82,806 13.08 to 12.69 1,075    2.28%      11.99% to   11.60%
Franklin Value Investors Trust
 Franklin Small Cap Value Fund --
   Class A
   2020................................ 1.35% to 1.70%  8,193 21.34 to 20.41   170    0.79%       3.97% to    3.60%
   2019................................ 1.35% to 1.70%  7,965 20.53 to 19.70   160    1.18%      24.34% to   23.90%
   2018................................ 1.35% to 1.70%  8,658 16.51 to 15.90   140    0.74%    (13.87)% to (14.18)%
   2017................................ 1.35% to 1.70%  9,106 19.17 to 18.53   171    0.72%       9.14% to    8.75%
   2016................................ 1.35% to 1.70%  9,318 17.56 to 17.04   161    0.21%      27.85% to   27.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020

                                       EXPENSE AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
Highland Funds II
 Highland Total Return Fund
   2020.............................. 1.35% to 1.70% 128,061 14.02 to 13.41 1,772    0.89%       7.89% to    7.50%
   2019.............................. 1.35% to 1.70% 152,998 12.99 to 12.47 1,958    0.62%      17.27% to   16.86%
   2018.............................. 1.35% to 1.70% 160,070 11.08 to 10.67 1,751    0.10%    (11.88)% to (12.19)%
   2017.............................. 1.35% to 1.70% 193,128 12.57 to 12.15 2,395    3.18%       6.42% to    6.04%
   2016.............................. 1.35% to 1.70% 215,571 11.82 to 11.46 2,514    1.05%       9.04% to    8.66%
JPMorgan Trust II
 JPMorgan Core Bond Fund --
   Class A
   2020.............................. 1.35% to 1.70% 204,345 14.49 to 13.86 2,918    2.12%       6.39% to    6.02%
   2019.............................. 1.35% to 1.70% 179,347 13.62 to 13.07 2,408    2.52%       6.60% to    6.23%
   2018.............................. 1.35% to 1.70% 199,401 12.78 to 12.31 2,515    2.52%     (1.41)% to  (1.76)%
   2017.............................. 1.35% to 1.70% 269,732 12.96 to 12.53 3,455    2.38%       2.15% to    1.79%
   2016.............................. 1.35% to 1.70% 285,921 12.69 to 12.31 3,592    2.22%       0.72% to    0.37%
 JPMorgan Investor Growth & Income
   Fund -- Class A
   2020.............................. 1.35% to 1.70%  12,530 20.72 to 19.81   258    1.52%      15.33% to   14.92%
   2019.............................. 1.35% to 1.70%  13,734 17.96 to 17.24   245    1.49%      18.98% to   18.55%
   2018.............................. 1.35% to 1.70%  16,813 15.10 to 14.54   252    2.22%     (7.80)% to  (8.12)%
   2017.............................. 1.35% to 1.70%  18,966 16.37 to 15.83   309    1.90%      15.10% to   14.69%
   2016.............................. 1.35% to 1.70%  20,353 14.23 to 13.80   288    1.45%       5.99% to    5.61%
Janus Investment Fund
 Janus Henderson Forty Fund --
   Class A
   2020.............................. 1.35% to 1.70%  13,989 31.68 to 30.30   439    0.23%      36.94% to   36.46%
   2019.............................. 1.35% to 1.40%   5,318 23.13 to 23.00   123    0.08%      34.62% to   34.55%
   2018.............................. 1.35% to 1.40%   7,484 17.19 to 17.10   128    0.00%     (0.18)% to  (0.22)%
   2017.............................. 1.35% to 1.40%   8,126 17.22 to 17.13   140    0.77%      27.46% to   27.40%
   2016.............................. 1.35% to 1.40%  10,270 13.51 to 13.45   138    0.00%       0.67% to    0.61%
Legg Mason Global Asset Management
  Trust
 ClearBridge Value Trust -- Class FI
   2020.............................. 1.40% to 1.40%     553 18.78 to 18.78    10    0.07%       9.60% to    9.60%
   2019.............................. 1.35% to 1.70% 100,535 17.23 to 16.54 1,715    0.24%      25.23% to   24.79%
   2018.............................. 1.35% to 1.70% 121,151 13.76 to 13.25 1,650    0.42%    (14.16)% to (14.47)%
   2017.............................. 1.40% to 1.40%     639 15.96 to 15.96    10    0.30%      12.89% to   12.89%
   2016.............................. 1.40% to 1.40%     674 14.13 to 14.13    10    0.06%      10.83% to   10.83%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Aggressive Growth
   Fund -- Class FI
   2020.............................. 1.35% to 1.40%   5,749 26.19 to 26.02   150    0.14%      17.84% to   17.78%
   2019.............................. 1.35% to 1.40%   6,195 22.22 to 22.09   137    0.35%      22.51% to   22.46%
   2018.............................. 1.35% to 1.40%   7,624 18.14 to 18.04   138    0.19%     (9.20)% to  (9.24)%
   2017.............................. 1.35% to 1.40%   7,739 19.97 to 19.88   154    0.05%      12.75% to   12.69%
   2016.............................. 1.35% to 1.70%  28,001 17.72 to 17.18   492    0.37%       4.29% to    3.92%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020

                                        EXPENSE AS A                         NET   INVESTMENT
                                        % OF AVERAGE                        ASSETS   INCOME
                                       NET ASSETS (1) UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------ -------------- ------ ---------- --------------------
Lord Abbett Affiliated Fund, Inc.
 Lord Abbett Affiliated Fund --
   Class A
   2020............................... 1.35% to 1.70% 72,199 18.48 to 17.67 1,318    2.13%     (2.60)% to  (2.95)%
   2019............................... 1.35% to 1.70% 28,300 18.97 to 18.21   530    2.28%      23.55% to   23.11%
   2018............................... 1.35% to 1.70% 33,752 15.35 to 14.79   512    2.02%     (8.72)% to  (9.04)%
   2017............................... 1.35% to 1.70% 52,835 16.82 to 16.26   878    2.16%      14.56% to   14.15%
   2016............................... 1.35% to 1.70% 68,853 14.68 to 14.24 1,000    2.32%      15.76% to   15.35%
Lord Abbett Bond-Debenture Fund, Inc.
 Lord Abbett Bond-Debenture Fund --
   Class A
   2020............................... 1.35% to 1.70%  4,556 19.09 to 18.26    86    3.92%       6.14% to    5.77%
   2019............................... 1.35% to 1.70%  4,720 17.99 to 17.26    84    4.10%      11.84% to   11.45%
   2018............................... 1.35% to 1.70%  4,847 16.08 to 15.49    77    4.43%     (5.09)% to  (5.43)%
   2017............................... 1.35% to 1.70%  7,149 16.94 to 16.38   120    4.27%       7.74% to    7.36%
   2016............................... 1.35% to 1.70%  7,429 15.73 to 15.25   116    4.75%      10.84% to   10.45%
Lord Abbett Mid Cap Stock Fund, Inc.
 Lord Abbett Mid Cap Stock Fund --
   Class A
   2020............................... 1.35% to 1.65% 17,077 17.78 to 17.11   298    1.34%       1.34% to    1.04%
   2019............................... 1.35% to 1.65% 15,966 17.54 to 16.93   276    0.58%      21.25% to   20.88%
   2018............................... 1.35% to 1.70% 35,540 14.47 to 13.93   508    0.80%    (15.70)% to (16.00)%
   2017............................... 1.35% to 1.70% 41,231 17.16 to 16.58   700    0.91%       5.59% to    5.22%
   2016............................... 1.35% to 1.70% 40,960 16.25 to 15.76   659    0.81%      15.04% to   14.64%
PIMCO Funds
 PIMCO High Yield Fund -- Class A
   2020............................... 1.35% to 1.70% 19,460 18.15 to 17.36   349    4.50%       3.55% to    3.18%
   2019............................... 1.35% to 1.70% 35,727 17.53 to 16.82   619    4.78%      12.99% to   12.59%
   2018............................... 1.35% to 1.70% 31,616 15.52 to 14.94   485    5.00%     (4.15)% to  (4.49)%
   2017............................... 1.35% to 1.70% 35,731 16.19 to 15.65   572    4.74%       5.20% to    4.83%
   2016............................... 1.35% to 1.70% 35,006 15.39 to 14.92   533    5.22%      10.79% to   10.40%
 PIMCO Long-Term U.S. Government
   Fund -- Class A
   2020............................... 1.35% to 1.70% 30,838 20.60 to 19.70   627    2.89%      15.90% to   15.49%
   2019............................... 1.35% to 1.70% 35,851 17.77 to 17.06   629    2.33%      11.52% to   11.12%
   2018............................... 1.35% to 1.70% 35,174 15.94 to 15.35   554    2.36%     (3.78)% to  (4.13)%
   2017............................... 1.35% to 1.70% 31,471 16.56 to 16.01   515    2.22%       7.22% to    6.84%
   2016............................... 1.35% to 1.70% 32,217 15.45 to 14.98   493    2.29%     (0.32)% to  (0.67)%
 PIMCO Low Duration Fund --
   Class A
   2020............................... 1.35% to 1.70% 92,767 11.50 to 11.00 1,054    1.46%       1.72% to    1.36%
   2019............................... 1.35% to 1.70% 68,815 11.31 to 10.85   769    3.07%       2.77% to    2.40%
   2018............................... 1.35% to 1.70% 68,065 11.01 to 10.60   741    1.84%     (1.14)% to  (1.50)%
   2017............................... 1.35% to 1.70% 72,073 11.13 to 10.76   794    1.37%       0.13% to  (0.22)%
   2016............................... 1.35% to 1.70% 66,181 11.12 to 10.78   730    1.68%       0.20% to  (0.15)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020

                                        EXPENSE AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 PIMCO Total Return Fund -- Class A
   2020............................... 1.35% to 1.70% 186,404 15.22 to 14.55 2,794    2.16%       7.04% to    6.66%
   2019............................... 1.35% to 1.70% 201,052 14.21 to 13.64 2,815    3.47%       6.44% to    6.06%
   2018............................... 1.35% to 1.70% 214,412 13.35 to 12.86 2,824    2.64%     (1.95)% to  (2.30)%
   2017............................... 1.35% to 1.70% 316,551 13.62 to 13.16 4,257    2.27%       3.32% to    2.96%
   2016............................... 1.35% to 1.70% 340,086 13.18 to 12.79 4,434    2.58%       0.83% to    0.47%
Prudential Investment Portfolios 18
 PGIM Jennison 20/20 Focus Fund --
   Class A
   2020............................... 1.35% to 1.65%   4,445 26.60 to 25.60   116    0.06%      28.57% to   28.18%
   2019............................... 1.35% to 1.65%   5,228 20.69 to 19.97   106    0.25%      26.82% to   26.44%
   2018............................... 1.35% to 1.65%   5,806 16.31 to 15.80    93    0.31%     (6.42)% to  (6.71)%
   2017............................... 1.35% to 1.65%   6,759 17.43 to 16.93   116    0.00%      24.88% to   24.50%
   2016............................... 1.35% to 1.65%   8,271 13.96 to 13.60   114    0.00%       1.77% to    1.46%
Prudential Jennison Natural Resources
  Fund, Inc.
 PGIM Jennison Natural Resources
   Fund, Inc. -- Class A
   2020............................... 1.35% to 1.70% 139,067  4.94 to  4.73   679    1.35%       9.67% to    9.28%
   2019............................... 1.35% to 1.70% 179,488  4.51 to  4.33   800    1.78%      14.94% to   14.53%
   2018............................... 1.35% to 1.70% 197,060  3.92 to  3.78   765    1.21%    (28.82)% to (29.08)%
   2017............................... 1.35% to 1.70% 199,645  5.51 to  5.33 1,089    0.00%       3.55% to    3.18%
   2016............................... 1.35% to 1.70% 147,181  5.32 to  5.16   776    1.24%      32.41% to   31.94%
Putnam Investment Funds
 Putnam International Capital
   Opportunities Fund -- Class A
   2020............................... 1.35% to 1.70%  22,639 13.20 to 12.62   296    0.94%       9.43% to    9.04%
   2019............................... 1.35% to 1.70%  20,385 12.06 to 11.57   243    0.00%      24.15% to   23.71%
   2018............................... 1.35% to 1.70%  25,173  9.71 to  9.36   242    0.00%    (17.66)% to (17.95)%
   2017............................... 1.35% to 1.70%  27,468 11.80 to 11.40   321    2.73%      32.72% to   32.25%
   2016............................... 1.35% to 1.70%  35,093  8.89 to  8.62   309    1.86%     (4.19)% to  (4.53)%
T. Rowe Price Capital Appreciation
  Fund
 T.Rowe Price Capital Appreciation
   Fund -- Advisor Class
   2020............................... 1.35% to 1.70%  29,767 28.15 to 26.92   825    1.09%      16.21% to   15.79%
   2019............................... 1.35% to 1.70%  21,287 24.22 to 23.25   506    1.38%      22.52% to   22.09%
   2018............................... 1.35% to 1.70%  20,525 19.77 to 19.04   400    1.78%     (0.98)% to  (1.33)%
   2017............................... 1.35% to 1.70%  25,539 19.97 to 19.30   503    0.92%      13.43% to   13.03%
   2016............................... 1.35% to 1.70%  28,954 17.60 to 17.07   503    1.20%       6.45% to    6.07%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020

                                        EXPENSE AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1) UNITS    UNIT VALUE     000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------ --------------- ------ ---------- --------------------
T. Rowe Price Equity Income Fund
 T. Rowe Price Equity Income Fund --
   Advisor Class
   2020............................... 1.35% to 1.70% 45,841  19.49 to 18.64  887     2.05%     (0.32)% to  (0.67)%
   2019............................... 1.35% to 1.65% 16,972  19.55 to 18.88  331     2.09%      24.47% to   24.09%
   2018............................... 1.35% to 1.65% 19,340  15.71 to 15.21  303     1.88%    (10.80)% to (11.07)%
   2017............................... 1.35% to 1.70% 20,796  17.61 to 17.02  365     1.66%      14.28% to   13.87%
   2016............................... 1.35% to 1.70% 23,413  15.41 to 14.95  360     2.10%      17.34% to   16.93%
T. Rowe Price Growth Stock Fund, Inc.
 T. Rowe Price Growth Stock Fund --
   Advisor Class
   2020............................... 1.35% to 1.70%  9,135  39.29 to 37.57  354     0.00%      34.70% to   34.23%
   2019............................... 1.35% to 1.70% 11,206  29.17 to 27.99  323     0.00%      28.68% to   28.22%
   2018............................... 1.35% to 1.70% 12,477  22.67 to 21.83  280     0.00%     (2.62)% to  (2.97)%
   2017............................... 1.35% to 1.70% 13,937  23.28 to 22.50  321     0.00%      31.52% to   31.05%
   2016............................... 1.35% to 1.70% 16,726  17.70 to 17.17  294     0.00%     (0.21)% to  (0.56)%
The AB Portfolios
 AB All Market Total Return
   Portfolio -- Class A
   2020............................... 1.35% to 1.70% 25,083  14.68 to 14.03  364     3.04%       3.41% to    3.05%
   2019............................... 1.35% to 1.70% 25,063  14.19 to 13.62  352     2.09%      17.76% to   17.34%
   2018............................... 1.35% to 1.70% 28,907  12.05 to 11.61  345     0.00%     (9.07)% to  (9.40)%
   2017............................... 1.35% to 1.70% 35,773  13.25 to 12.81  469     1.25%       9.72% to    9.33%
   2016............................... 1.35% to 1.70% 35,883  12.08 to 11.72  429     3.18%       4.37% to    4.00%
 AB Wealth Appreciation Strategy --
   Class A
   2020............................... 1.40% to 1.70%  1,192  15.89 to 15.30   19     1.25%      11.21% to   10.88%
   2019............................... 1.40% to 1.70%  1,223  14.29 to 13.79   17     1.17%      23.38% to   23.00%
   2018............................... 1.40% to 1.70%  1,313  11.58 to 11.22   15     0.98%    (11.06)% to (11.33)%
   2017............................... 1.40% to 1.70%  1,335  13.02 to 12.65   17     3.25%      19.98% to   19.61%
   2016............................... 1.40% to 1.70%  1,471  10.86 to 10.57   16     3.18%       4.07% to    3.76%
Thornburg Investment Trust
 Thornburg International Value
   Fund -- Class A
   2020............................... 1.35% to 1.70% 37,584 13.77 to  13.17  511     0.32%      20.91% to   20.48%
   2019............................... 1.35% to 1.70% 16,508 11.41 to  10.95  185     1.18%      26.92% to   26.47%
   2018............................... 1.35% to 1.70% 17,193  8.99 to   8.66  152     1.20%    (21.14)% to (21.42)%
   2017............................... 1.35% to 1.70% 17,355 11.40 to  11.02  195     0.73%      23.30% to   22.87%
   2016............................... 1.35% to 1.70% 19,214  9.24 to   8.97  176     1.67%     (4.05)% to  (4.39)%
 Thornburg Small/Mid Cap Growth
   Fund -- Class A
   2020............................... 1.35% to 1.35%    124  29.96 to 29.96    4     0.00%      39.73% to   39.73%
   2019............................... 1.35% to 1.35%    124  21.44 to 21.44    3     0.00%      27.17% to   27.17%
   2018............................... 1.35% to 1.35%    126  16.86 to 16.86    2     0.00%     (3.88)% to  (3.88)%
   2017............................... 1.35% to 1.35%    126  17.54 to 17.54    2     0.00%      22.25% to   22.25%
   2016............................... 1.35% to 1.65%    178  14.35 to 13.98    3     0.00%     (3.66)% to  (3.95)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

                               December 31, 2020

                                          EXPENSE AS A                       NET   INVESTMENT
                                          % OF AVERAGE                      ASSETS   INCOME
                                         NET ASSETS (1) UNITS   UNIT VALUE   000S  RATIO (2)   TOTAL RETURN (3)
                                         -------------- ------ ------------ ------ ---------- -------------------
Wells Fargo Funds Trust
 Wells Fargo Treasury Plus Money Market
   Fund -- Class A
   2020................................. 1.35% to 1.70% 12,556 8.98 to 8.65  109     0.01%    (1.14)% to  (1.50)%
   2019................................. 1.35% to 1.40%  2,451 9.08 to 9.04   22     0.65%      0.26% to    0.21%
   2018................................. 1.35% to 1.35%  1,135 9.06 to 9.06   10     0.88%    (0.10)% to  (0.10)%
   2017................................. 1.35% to 1.70%     -- 9.07 to 8.83   --     0.09%    (1.04)% to  (1.39)%
   2016................................. 1.35% to 1.70%     -- 9.16 to 8.95   --     0.00%    (1.34)% to  (1.69)%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for the period from August 7 to December 31, 2020.
(5)The ratios of expenses and net investment income to average net assets are annualized for the period from October 28 to December 31, 2016.